Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	SOUTHWEST GAS CORP
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		46,093,472
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,771,400,314
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Utility plant:
Gas plant	$ 4,811,050	$ 4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489
Net utility plant (Note 2)	3,218,944	3,072,436
Other property and investments	192,004	134,648
Restricted cash	12,785	37,781
Current assets:
Cash and cash equivalents	21,937	116,096
Accounts receivable, net of allowances (Note 3)	209,246	147,605
Accrued utility revenue	70,300	64,400
Income taxes receivable, net	7,793	21,514
Deferred income taxes (Note 12)	53,435	8,046
Deferred purchased gas costs (Note 4)	2,323	356
Prepaids and other current assets (Note 4)	96,598	87,877
Total current assets	461,632	445,894
Deferred charges and other assets (Notes 4 and 13)	390,642	293,434
Total assets	4,276,007	3,984,193
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 45,956,088 and 45,599,036 shares) (Note 11)	47,586	47,229
Additional paid-in capital	821,640	807,885
Accumulated other comprehensive income (loss), net (Note 5)	(49,331)	(30,784)
Retained earnings	406,125	343,131
Total Southwest Gas Corporation equity	1,226,020	1,167,461
Noncontrolling interest	(989)	(465)
Total equity	1,225,031	1,166,996
Long-term debt, less current maturities (Note 7)	930,858	1,124,681
Total capitalization	2,155,889	2,291,677
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	322,618	75,080
Accounts payable	186,755	165,536
Customer deposits	83,839	86,891
Accrued general taxes	42,102	40,438
Accrued interest	16,699	20,162
Deferred purchased gas costs (Note 4)	72,426	123,344
Other current liabilities (Notes 4 and 13)	123,129	85,510
Total current liabilities	847,568	596,961
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 12)	557,118	466,628
Taxes payable	828	1,234
Accumulated removal costs (Note 4)	233,000	211,000
Other deferred credits (Notes 4 and 10)	481,604	416,693
Total deferred income taxes and other credits	1,272,550	1,095,555
Total capitalization and liabilities	$ 4,276,007	$ 3,984,193

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	45,956,088	45,599,036
Common stock, outstanding	45,956,088	45,599,036

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Gas operating revenues	$ 1,403,366	$ 1,511,907	$ 1,614,843
Construction revenues	483,822	318,464	278,981
Total operating revenues	1,887,188	1,830,371	1,893,824
Operating expenses:
Net cost of gas sold	613,489	736,175	866,630
Operations and maintenance	358,498	354,943	348,942
Depreciation and amortization	200,469	190,463	190,082
Taxes other than income taxes	40,949	38,869	37,318
Construction expenses	423,703	277,804	242,461
Total operating expenses	1,637,108	1,598,254	1,685,433
Operating income	250,080	232,117	208,391
Other income and (expenses):
Net interest deductions (Notes 7 and 8)	(69,602)	(75,677)	(75,270)
Net interest deductions on subordinated debentures (Note 6)		(1,912)	(7,731)
Other income (deductions)	(5,412)	3,850	6,645
Total other income and (expenses)	(75,014)	(73,739)	(76,356)
Income before income taxes	175,066	158,378	132,035
Income tax expense (Note 12)	63,303	54,925	44,917
Net income	111,763	103,453	87,118
Net income (loss) attributable to noncontrolling interest	(524)	(424)	(364)
Net income attributable to Southwest Gas Corporation	$ 112,287	$ 103,877	$ 87,482
Basic earnings per share (Note 15)	$ 2.45	$ 2.29	$ 1.95
Diluted earnings per share (Note 15)	$ 2.43	$ 2.27	$ 1.94
Average number of common shares outstanding	45,858	45,405	44,752
Average shares outstanding (assuming dilution)	46,291	45,823	45,062

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 111,763	$ 103,453	$ 87,118
Other comprehensive income (loss), net of tax
Net actuarial gain (loss)	(84,005)	(5,616)	(16,398)
Amortization of prior service credit			(1)
Amortization of transition obligation	537	538	538
Amortization of net loss	9,653	7,516	3,470
Regulatory adjustment	65,677	404	9,567
Net defined benefit pension plans	(8,138)	2,842	(2,824)
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 13)	(11,134)	(11,436)
Amounts reclassified into net income (Notes 5 and 13)	725	60
Net forward-starting interest rate swaps	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	(18,547)	(8,534)	(2,824)
Comprehensive income	93,216	94,919	84,294
Comprehensive income (loss) attributable to noncontrolling interest	(524)	(424)	(364)
Comprehensive income attributable to Southwest Gas Corporation	$ 93,740	$ 95,343	$ 84,658

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 111,763	$ 103,453	$ 87,118
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	200,469	190,463	190,082
Deferred income taxes	56,467	50,111	42,798
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(61,641)	10,117	11,107
Accrued utility revenue	(5,900)	7,300	900
Deferred purchased gas costs	(52,885)	33,013	56,902
Accounts payable	15,826	6,680	(32,578)
Accrued taxes	14,979	(15,240)	22,497
Other current assets and liabilities	(3,347)	12,895	32,733
Gains on sale	(3,307)	(1,547)	(3,291)
Changes in undistributed stock compensation	6,125	4,429	3,942
AFUDC and property-related changes	(1,154)	(945)	(1,221)
Changes in other assets and deferred charges	11,025	(12,262)	(15,553)
Changes in other liabilities and deferred credits	(36,378)	(17,474)	10,366
Net cash provided by operating activities	252,042	370,993	405,802
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(380,991)	(215,439)	(216,985)
Restricted cash	24,996	11,988	(49,769)
Changes in customer advances	(7,771)	(830)	(2,476)
Miscellaneous inflows	7,686	4,075	7,933
Miscellaneous outflows	(2,719)	(2,800)	(3,620)
Net cash provided by (used in) investing activities	(358,799)	(203,006)	(264,917)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	7,402	11,098	18,401
Dividends paid	(47,929)	(44,846)	(41,950)
Interest rate swap settlement		(11,691)
Issuance of long-term debt, net	274,598	123,960	49,834
Retirement of long-term debt	(330,473)	(3,327)	(15,654)
Redemption of subordinated debentures		(100,000)
Change in credit facility	109,000	(92,400)	(57,600)
Change in short-term debt			(55,000)
Net cash provided by (used in) financing activities	12,598	(117,206)	(101,969)
Change in cash and cash equivalents	(94,159)	50,781	38,916
Cash and cash equivalents at beginning of period	116,096	65,315	26,399
Cash and cash equivalents at end of period	21,937	116,096	65,315
Supplemental information:
Interest paid, net of amounts capitalized	69,842	87,000	80,771
Income taxes paid (received)	$ (13,635)	$ 19,200	$ (21,616)

Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 45,822		$ 770,463	$ (19,426)	$ 240,982		$ 1,037,841
Balance, shares at Dec. 31, 2008	44,192,000
Common stock issuances, value	900		21,876				22,776
Common stock issuances, shares	900,000
Net income (loss)					87,482	(364)	87,118
Noncontrolling interest capital investment						323	323
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				(2,824)			(2,824)
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)
Amounts reclassified to net income, net of tax (Notes 5 and 13)
Dividends declared common					(43,148)		(43,148)
Balance at Dec. 31, 2009	46,722		792,339	(22,250)	285,316	(41)	1,102,086
Balance, shares at Dec. 31, 2009	45,092,000
Common stock issuances, value	507		15,546				16,053
Common stock issuances, shares	507,000
Net income (loss)					103,877	(424)	103,453
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				2,842			2,842
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)				(11,436)			(11,436)
Amounts reclassified to net income, net of tax (Notes 5 and 13)				60			60
Dividends declared common					(46,062)		(46,062)
Balance at Dec. 31, 2010	47,229		807,885	(30,784)	343,131	(465)	1,166,996
Balance, shares at Dec. 31, 2010	45,599						45,599,036
Common stock issuances, value	357		13,755				14,112
Common stock issuances, shares	357,000
Net income (loss)					112,287	(524)	111,763
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)				(8,138)			(8,138)
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)				(11,134)			(11,134)
Amounts reclassified to net income, net of tax (Notes 5 and 13)				725			725
Dividends declared common					(49,293)		(49,293)
Balance at Dec. 31, 2011	$ 47,586		$ 821,640	$ (49,331)	$ 406,125	$ (989)	$ 1,225,031
Balance, shares at Dec. 31, 2011	45,956,000	[1]					45,956,088

[1]	At December 31, 2011, 2.1 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 177,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 11).

Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Equity [Abstract]
Dividends declared Common, per share	$ 1.06	$ 1	$ 0.95
Shares registered and available for issuance	2,100,000
Shares registered for issuance upon exercise of options	177,000	369,000	651,000

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the "Company") consist of two segments: natural gas operations ("Southwest" or the "natural gas operations" segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. The public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. ("NPL" or the "construction services" segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning ("HVAC") technology and products. NPL has a

65 % interest in the entity (IntelliChoice Energy, "ICE") and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.     The Company follows generally accepted accounting principles in the United States ("U.S. GAAP") in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and the commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

For regulatory and financial reporting purposes, investment tax credits ("ITC") related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission's ("SEC") position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the amount of natural gas distributed, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including franchise fees, sales and use taxes, and surcharges. These taxes are not included in gas operating revenues, except for certain franchise fees in California operating jurisdictions which are not significant. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.     Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest's operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction ("AFUDC").    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Included in the table above is the change in cash surrender values of company-owned life insurance ("COLI") policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work.

Earnings Per Share.     Basic earnings per share ("EPS") are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term "Earnings Per Share" refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062

Out-of-Period Adjustment.    In September 2011, the Company identified an isolated error in a regulatory deferral mechanism that overstated revenues by $3.7 million for periods prior to the third quarter of 2011. Management concluded the error was not material to any individual prior interim or annual period (or to the current annual period) and, therefore, the error was corrected during the third quarter of 2011. The effect was a decrease in revenues and regulatory assets of $ 3.7  million, of which $2.9 million pertains to years prior to 2011.

Recently Issued Accounting Standards Updates.    In May 2011, the Financial Accounting Standards Board ("FASB") issued the update "Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The amended guidance includes several new fair value disclosure requirements, including, among other things, information about transfers between Level 1 and Level 2 of the fair value hierarchy, enhanced information about valuation techniques and unobservable inputs used in Level 3 fair value measurements, and a narrative description of Level 3 measurements' sensitivity to changes in unobservable inputs. For the Company, the update is effective prospectively beginning January 2012. The adoption of the update is not expected to significantly impact the disclosures of the Company.

In June 2011, The FASB issued the update "Comprehensive Income (Topic 220) Presentation of Comprehensive Income" which eliminates the current option to report the components of other comprehensive income in the statement of changes in equity. An entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in one continuous statement of comprehensive income or in two separate but consecutive statements. The update includes no changes to the components that are recognized in net income or other comprehensive income under current U.S. GAAP. In December 2011, the FASB issued the update "Comprehensive Income (Topic 220) Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" to defer the requirement in the previous update to present reclassifications out of accumulated other comprehensive income separately in the income statement. The Company chose to present two separate but consecutive statements and to adopt the update as of December 31, 2011, as permitted.

In September 2011, the FASB issued the update "Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment." The update is intended to simplify how entities test goodwill for impairment. The update permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350 "Intangibles – Goodwill and Other." The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The Company chose to adopt the update as of December 31, 2011 as permitted. The update did not have an impact on the Company's financial position or results of operations.

In December 2011, the FASB issued the update "Balance Sheet (Topic 210)." The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity's financial statements to understand the effect of those arrangements on the entity's financial position. The Company will adopt this update, as required, on January 1, 2013 for interim and annual reporting periods. All disclosures are required to be provided retrospectively for all periods presented. This update is not expected to have a material impact on the Company's disclosures.

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued and has made appropriate disclosures.

Utility Plant	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Utility Plant

Note 2 – Utility Plant

Net utility plant as of December 31, 2011 and 2010 was as follows (thousands of dollars):

December 31,	2011	2010
Gas plant:
Storage	$20,496	$20,396
Transmission	295,103	274,646
Distribution	4,048,078	3,847,731
General	291,639	279,402
Other	155,734	146,930

	4,811,050	4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489

Net utility plant	$3,218,944	$3,072,436

Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2011	2010	2009
Depreciation and amortization expense	$172,712	$167,050	$162,240

Operating Leases and Rentals.    Southwest leases a portion of its corporate headquarters office complex in Las Vegas and its administrative offices in Phoenix. The table below presents the rental payments and the current term expiration dates, although both leases have optional renewal terms available.

	2012	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,100	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,396	1,446	243	—	—	—

In addition to the above, the Company leases certain office and construction equipment. The majority of these leases are short-term. These leases are accounted for as operating leases, and for the gas segment are treated as such for regulatory purposes. NPL has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses for all operating leases (in thousands):

	2011	2010	2009
Southwest Gas	$7,812	$7,585	$8,630
NPL	19,017	11,780	11,301

Consolidated rental payments/lease expense	$26,829	$19,365	$19,931

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2011 (thousands of dollars):

Year Ending December 31,
2012	$6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194

Total minimum lease payments	$21,866

Receivables And Related Allowances	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Receivables And Related Allowances

Note 3 - Receivables and Related Allowances

Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. The table below contains information about the gas utility customer accounts receivable balance at December 31, 2011, and the percentage of customers in each of the three states.

Gas utility customer accounts receivable balance (in thousands)	$124,794

Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Although the Company seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately one month after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are based on experience and recorded monthly, as needed. They are included in the ratemaking process as a cost of service. Beginning in November 2009, a regulatory mechanism was implemented in the Nevada jurisdictions associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2008	$3,788
Additions charged to expense	6,658
Accounts written off, less recoveries	(6,493)

Balance, December 31, 2009	3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	$3,182

Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

Note 4 - Regulatory Assets and Liabilities

Natural gas operations are subject to the regulation of the Arizona Corporation Commission ("ACC"), the Public Utilities Commission of Nevada ("PUCN"), the California Public Utilities Commission ("CPUC"), and the Federal Energy Regulatory Commission ("FERC"). Southwest accounting policies conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, Southwest is required to write-off the related regulatory asset. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be credited to customers through the ratemaking process.

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2011	2010
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$330,844	$224,913
Unrealized loss on non-trading derivatives (Swaps) (2)	11,743	11,482
Deferred purchased gas costs (3)	2,323	356
Accrued purchased gas costs (4)	18,400	14,000
Unamortized premium on reacquired debt (5)	19,011	19,881
Other (6)	32,988	28,402

	415,309	299,034
Regulatory liabilities:
Deferred purchased gas costs (3)	(72,426)	(123,344)
Accumulated removal costs	(233,000)	(211,000)
Unrealized gain on non-trading derivatives (Swaps) (2)	—	(656)
Deferred gain on southern Nevada division operations facility (7)	(806)	(1,246)
Rate refunds due customers (8)	—	(546)
Unamortized gain on reacquired debt (9)	(12,470)	(13,006)
Other (10)	(14,501)	(2,811)

Net regulatory assets (liabilities)	$82,106	$(53,575)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company's purchased gas adjustment ("PGA") mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2011	2010
Swaps	Deferred charges and other assets	$621	$—
Swaps	Prepaids and other current assets	11,122	11,482
Swaps	Other deferred credits	—	(656)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)	Balance recovered over a four-year period beginning in the fourth quarter of 2009.
(8)	Included in Other current liabilities on the Consolidated Balance Sheet.
(9)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(10)	Other regulatory liabilities includes amounts associated with income tax and gross-up.

Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI")

Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")

The following represents a rollforward of AOCI, presented on the Company's Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI - Rollforward (Thousands of dollars)
	Defined Benefit Plans (Note 10)			FSIRS (Note 13)			AOCI
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After-Tax
Beginning Balance AOCI December 31, 2010	$(31,304)	$11,896	$(19,408)	$(18,349)	$6,973	$(11,376)	$(30,784)
Current period other comprehensive income (loss)	(13,125)	4,987	(8,138)	(16,789)	6,380	(10,409)	(18,547)

Ending Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)

Approximately $1.9 million of realized losses (net of tax) related to the FSIRS reported in AOCI at December 31, 2011 will be reclassified into expense within the next twelve months as the related interest payments on long-term debt occur.

The information below provides insight into amounts impacting Other Comprehensive Income (Loss), before and after- tax impacts, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated Other Comprehensive Income in the Company's Consolidated Balance Sheets and Consolidated Statements of Equity.

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2011			2010			2009
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)	$(26,448)	$10,050	$(16,398)
Amortization of prior service credit	—	—	—	—	—	—	(2)	1	(1)
Amortization of transition obligation	867	(330)	537	867	(329)	538	867	(329)	538
Amortization of net loss	15,569	(5,916)	9,653	12,122	(4,606)	7,516	5,596	(2,126)	3,470
Regulatory adjustment	105,931	(40,254)	65,677	652	(248)	404	15,431	(5,864)	9,567

Pension plans other comprehensive income (loss)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842	(4,556)	1,732	(2,824)
FSIRS (designated hedging activities):
Unrealized/realized loss	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)	—	—	—
Amounts reclassified into net income	1,169	(444)	725	97	(37)	60	—	—	—

FSIRS other comprehensive income (loss)	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)	—	—	—

Total other comprehensive income (loss)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)	$(4,556)	$1,732	$(2,824)

(1) Tax amounts are calculated using a 38% rate.

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$24,000
SERP net actuarial loss	700
PBOP net actuarial loss	1,000
PBOP transition obligation	870

See Note 10 – Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 13 – Derivatives and Fair Value Measurements for more information on the FSIRS.

Preferred Trust Securities And Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Preferred Trust Securities And Subordinated Debentures [Abstract]
Preferred Trust Securities And Subordinated Debentures

Note 6 - Preferred Trust Securities and Subordinated Debentures

In June 2003, the Company created Southwest Gas Capital II ("Trust II"), a wholly owned subsidiary, as a financing trust for the sole purpose of issuing preferred trust securities for the benefit of the Company. In August 2003, Trust II publicly issued $100 million of 7.70% Preferred Trust Securities ("Preferred Trust Securities"). In connection with the Trust II issuance of the Preferred Trust Securities and the related purchase by the Company for $3.1 million of all of the Trust II common securities ("Common Securities"), the Company issued $103.1 million principal amount of its 7.70% Junior Subordinated Debentures ("Subordinated Debentures") to Trust II. The Subordinated Debentures became redeemable at the option of the Company in August 2008.

In February 2010, the Company notified holders of the Subordinated Debentures that all of these debentures (and the associated preferred and common securities) would be redeemed (at par) by the Company in March 2010. All of the outstanding Subordinated Debentures were redeemed in March 2010. The Company accomplished the redemption using existing cash and borrowings under the $300 million credit facility.

Interest payments and amortizations associated with the Subordinated Debentures are classified on the consolidated statements of income as Net interest deductions on subordinated debentures.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

Note 7 – Long-Term Debt

December 31,	2011		2010
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 8.375%, due 2011	$—	$—	$200,000	$201,560
Notes, 7.625%, due 2012	200,000	204,312	200,000	214,666
Notes, 4.45%, due 2020	125,000	128,673	125,000	125,325
Notes, 6.1%, due 2041	125,000	143,074	—	—
8% Series, due 2026	75,000	96,340	75,000	99,968
Medium-term notes, 7.59% series, due 2017	25,000	30,199	25,000	30,295
Medium-term notes, 7.78% series, due 2022	25,000	31,932	25,000	32,063
Medium-term notes, 7.92% series, due 2027	25,000	31,648	25,000	33,211
Medium-term notes, 6.76% series, due 2027	7,500	8,510	7,500	8,956
Unamortized discount	(2,087)		(2,534)

	605,413		679,966

Revolving credit facility and commercial paper, due 2012	109,000	109,000	—	—

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	12,410	12,410	12,410	11,968
5.95% 1999 Series C, due 2038	14,320	14,449	14,320	13,594
5.55% 1999 Series D, due 2038	8,270	8,253	8,270	7,468
5.45% 2003 Series C, due 2038 (rate resets in 2013)	30,000	31,332	30,000	31,547
5.25% 2003 Series D, due 2038	20,000	19,583	20,000	17,474
5.80% 2003 Series E, due 2038 (rate resets in 2013)	15,000	15,634	15,000	15,436
5.25% 2004 Series A, due 2034	65,000	64,291	65,000	58,574
5.00% 2004 Series B, due 2033	31,200	30,283	31,200	27,295
4.85% 2005 Series A, due 2035	100,000	94,836	100,000	84,485
4.75% 2006 Series A, due 2036	24,855	23,179	24,855	20,518
Unamortized discount	(3,360)		(3,502)

	517,695		517,553

NPL debt obligations	21,368	21,380	2,242	2,473

	1,253,476		1,199,761
Less: current maturities	(322,618)		(75,080)

Long-term debt, less current maturities	$930,858		$1,124,681

The Company has a $300 million credit facility that expires in May 2012. The Company has designated $150 million for long-term purposes and the remaining $150 million for working capital purposes. Interest rates for the facility are calculated at either the London Interbank Offering Rate plus an applicable margin, or the greater of the prime rate or one-half of one percent plus the Federal Funds rate. At December 31, 2011, $109 million was outstanding on the credit facility and is reflected as current maturities of the long-term debt in the schedule above. Borrowings under the credit facility ranged from $0 for the first eight months of the year to a maximum of $121 million during December 2011. The effective interest rate on the long-term portion of the credit facility was 0.7% at December 31, 2011. There were no borrowings outstanding on the short-term portion of the credit facility at December 31, 2010 and 2011. (See Note 8 – Short-Term Debt). Management intends to refinance its borrowing capacity under the facility during the first quarter of 2012.

In January 2012, the Company redeemed its $12.4 million 1999 6.1% Series A fixed-rate IDRBs at par originally due in 2038. These IDRBs are shown as current maturities in the schedule above.

In November 2010, the Company entered into a note purchase agreement with Metropolitan Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), certain of their respective affiliates, and Union Fidelity Life Insurance Company (collectively, the "Purchasers"), pursuant to which the Company agreed to issue $125 million of 6.1% Senior Notes to the Purchasers. In February 2011, the Company issued $125 million of 6.1% Senior Notes pursuant to the agreement and used the proceeds to partially redeem the 8.375% debentures that matured in February 2011. The Senior Notes are unsecured and unsubordinated obligations of the Company, due in February 2041.

In December 2010, the Company issued $125 million in 4.45% Senior Notes due December 2020 at a 0.182% discount. The notes will mature on December 1, 2020. In February 2011, the Company used $75 million of the proceeds to repay a portion of the $200 million 8.375% Notes; the remaining net proceeds were used for general corporate purposes.

In December 2009, the Company issued $50 million in Clark County, Nevada variable-rate 2009 Series A IDRBs, supported by a letter of credit with JPMorgan Chase Bank. At December 31, 2010 and 2011, $37.8 million and $12.8 million, respectively, in proceeds from the issuance of IDRBs remained in trust and are shown as restricted cash on the consolidated balance sheets. The remaining $12.8 million in trust funds were drawn in February 2012.

The $200 million 7.625% notes due in May 2012 are shown as current maturities, but are expected to be refinanced before the maturity date. See Note 13 – Derivatives and Fair Value Measurements.

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2011	December 31, 2010
2003 Series A	0.83%	1.20%
2008 Series A	1.62%	2.72%
2009 Series A	1.56%	2.68%
Tax-exempt Series A	2.22%	1.18%

In Nevada, interest fluctuations due to changing interest rates on the 2003 Series A and 2008 Series A variable-rate IDRBs are tracked and recovered from ratepayers through an interest balancing account. The 2009 Series A IDRBs were issued after the effective date of the last Nevada general rate case and, therefore, related interest fluctuations for that Series are not part of the tracking mechanism.

The fair values of the revolving credit facility and the variable-rate IDRBs approximate carrying value. Market values for the debentures, fixed-rate IDRBs, and other indebtedness were determined based on dealer quotes using trading records for December 31, 2011 and 2010, as applicable, and other secondary sources which are customarily consulted for data of this kind.

Estimated maturities of long-term debt for the next five years are (in thousands):

2012	$322,618
2013	17,805
2014	1,271
2015	1,084
2016	—

After 2012, all debt maturities indicated above relate to debt obligations of NPL.

No debt instruments have credit triggers or other clauses that result in default if Company bond ratings are lowered by rating agencies. Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2011, the Company is in compliance with all of its covenants. Under the most restrictive of the covenants, the Company could issue over $1.6 billion in additional debt and meet the leverage ratio requirement. The Company has at least $600 million of cushion in equity relating to the minimum net worth requirement.

Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-Term Debt

Note 8 - Short-Term Debt

As discussed in Note 7, Southwest has a $300 million credit facility that expires in May 2012, of which $150 million of the $300 million facility was designated by management for working capital purposes. The Company had no short-term borrowings outstanding at December 31, 2010 and 2011. Management intends to refinance its borrowing capacity during the first quarter of 2012.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 - Commitments and Contingencies

The Company is a defendant in miscellaneous legal proceedings. The Company is also a party to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company is currently subject will have a material adverse impact on its financial position or results of operations.

The Company maintains liability insurance for various risks associated with the operation of its natural gas pipelines and facilities. In connection with these liability insurance policies, the Company has been responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers would be responsible for amounts up to the policy limits. The self-insured retention amount associated with general liability claims is $1 million per incident plus payment of the first $5 million in aggregate claims above $1 million in the policy year.

Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

Southwest has an Employees' Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deduction of a percentage of base compensation, subject to IRS limitations. Southwest matches up to one-half of amounts deferred. The maximum matching contribution is 3.5% of an employee's annual compensation. NPL has a separate plan, the cost and liability of which are not significant. The cost of the Southwest plan is listed below (in thousands):

	2011	2010	2009
Employee Investment Plan cost	$4,626	$4,583	$4,511

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. Southwest matches one-half of amounts deferred by officers, up to a maximum matching contribution of 3.5% of an officer's annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody's Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental retirement plan ("SERP") which is limited to officers. Southwest also provides postretirement benefits other than pensions ("PBOP") to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its balance sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in accumulated other comprehensive income under stockholders' equity, net of tax, until they are amortized as a component of net periodic benefit cost.

In accordance with regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities, the Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. The changes in actuarial gains and losses, prior service costs and transition assets or obligations pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31to 37
Other	up to 5

The Company's pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan.

U.S. GAAP states that the assumed discount rate should reflect the rate at which the pension benefits could be effectively settled. In making this estimate, in addition to rates implicit in current prices of annuity contracts that could be used to settle the liabilities, employers may look to rates of return on high-quality fixed-income investments available on December 31 of each year and expected to be available during the period to maturity of the pension benefits. In determining the discount rate, the Company matches the plan's projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to the continuing low interest rate environment for high-quality fixed income investments, the Company lowered the discount rate in 2011 from 2010. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase was also lowered (consistent with management's expectations overall) in 2011 from 2010 and the asset return assumption was unchanged between periods. The rates are presented in the table below:

	December 31, 2011	December 31, 2010
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%

Low asset returns were experienced during 2011, relative to the assumed rate of return. This, combined with significant favorable returns in 2010 and 2009, partially offset substantial losses experienced in 2008. The combined asset return experience, however, coupled with the reduction in the discount rate will increase the expense level for 2012. Pension expense for 2012 is estimated to increase by $7.5 million. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded status and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2011			2010
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$662,134	$31,860	$46,765	$606,276	$35,339	$42,322
Service cost	17,725	217	858	16,932	372	856
Interest cost	37,276	1,766	2,631	35,614	2,045	2,491
Actuarial loss (gain)	89,922	2,427	2,835	27,680	(3,480)	2,632
Benefits paid	(26,486)	(2,443)	(907)	(24,368)	(2,416)	(1,536)

Benefit obligation at end of year (PBO/PBO/APBO)	780,571	33,827	52,182	662,134	31,860	46,765

Change in plan assets
Market value of plan assets at beginning of year	475,931	-	29,640	392,975	-	25,511
Actual return on plan assets	2,384	-	(200)	53,224	-	3,181
Employer contributions	70,000	2,443	904	54,100	2,416	1,348
Benefits paid	(26,486)	(2,443)	(400)	(24,368)	(2,416)	(400)

Market value of plan assets at end of year	521,829	-	29,944	475,931	-	29,640

Funded status at year end	$(258,742)	$(33,827)	$(22,238)	$(186,203)	$(31,860)	$(17,125)

Weighted-average assumptions (benefit obligation)
Discount rate	5.00%	5.00%	5.00%	5.75%	5.75%	5.75%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%	3.25%	3.25%	3.25%

Estimated funding for the plans above during calendar year 2012 is approximately $47 million of which $46 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2011	December 31, 2010
Retirement plan	$699,269	$590,811
SERP	32,695	30,725

Benefits expected to be paid for the pension, retiree welfare, and the SERP over the next 10 years are as follows (in millions):

	2012	2013	2014	2015	2016	2017-2021
Pension	$30.5	$32.1	$33.8	$35.6	$37.6	$220.4
Retiree welfare	2.5	2.6	2.8	2.9	3.0	15.9
SERP	2.5	2.5	2.4	2.4	2.4	11.8

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of covered health care benefits medical rate trend assumption is 7.5% declining to 5%. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2011	2010	2009	2011	2010	2009	2011	2010	2009
(Thousands of dollars)
Service cost	$17,725	$16,932	$15,390	$217	$372	$195	$858	$856	$729
Interest cost	37,276	35,614	34,527	1,766	2,045	2,065	2,631	2,491	2,370
Expected return on plan assets	(40,114)	(36,538)	(35,221)	—	—	—	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)	—	—	(2)	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	867	867
Amortization of net actuarial loss	14,348	10,478	4,253	631	1,155	909	590	489	434

Net periodic benefit cost	$29,235	$26,486	$18,947	$2,614	$3,572	$3,169	$2,567	$2,610	$2,797

Weighted-average assumptions (net benefit cost)
Discount rate	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2011				2010				2009
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544	$26,448	$21,054	$3,785	$1,609
Amortization of prior service credit (b)	—	—	—	—	—	—	—	—	2	2	—	—
Amortization of transition obligation (b)	(867)	—	—	(867)	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)	(5,596)	(4,253)	(909)	(434)
Regulatory adjustment	(105,931)	(101,974)	—	(3,957)	(652)	(464)	—	(188)	(15,431)	(15,123)	—	(308)

Recognized in other comprehensive (income) loss	$13,125	$11,329	$1,796	$—	$(4,583)	$52	$(4,635)	$—	$4,556	$1,680	$2,876	$—
Net period benefit costs recognized in net income	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610	24,913	18,947	3,169	2,797

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610	$29,469	$20,627	$6,045	$2,797

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI").

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 — unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2011 and December 31, 2010. The SERP has no assets.

	December 31, 2011			December 31, 2010
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 - Quoted prices in active markets for identical financial assets
Cash equivalents	$20	$1	$21	$48	$2	$50
Common stock
Capital equipment	4,332	133	4,465	11,083	362	11,445
Chemicals/materials	7,425	227	7,652	4,273	140	4,413
Consumer goods	40,806	1,249	42,055	35,491	1,158	36,649
Energy and mining	39,080	1,196	40,276	34,530	1,127	35,657
Finance/insurance	23,808	729	24,537	27,097	884	27,981
Healthcare	26,070	798	26,868	19,275	629	19,904
Information technology	29,052	889	29,941	33,445	1,091	34,536
Services	17,417	533	17,950	20,570	671	21,241
Telecommunications/utilities	16,257	498	16,755	12,172	397	12,569
Other	22,473	688	23,161	15,917	519	16,436
Real estate investment trusts	5,779	177	5,956	4,504	147	4,651
Mutual funds	57,512	14,154	71,666	49,994	14,234	64,228
Government fixed income	5,727	175	5,902	11,020	360	11,380
Futures contracts	4	—	4	(51)	(2)	(53)

Total Level 1 Assets (1)	$295,762	$21,447	$317,209	$279,368	$21,719	$301,087

Level 2 - Significant other observable inputs
Government fixed income and mortgage backed	$42,361	$1,297	$43,658	$39,201	$1,279	$40,480
Corporate fixed income
Asset-backed and mortgage-backed	16,969	519	17,488	14,014	457	14,471
Banking	16,192	496	16,688	17,178	561	17,739
Utilities	5,064	155	5,219	2,430	79	2,509
Other	25,769	789	26,558	20,575	671	21,246
Pooled funds and mutual funds	17,447	2,244	19,691	8,230	1,974	10,204
State and local obligations	936	29	965	626	20	646

Total Level 2 assets (2)	$124,738	$5,529	$130,267	$102,254	$5,041	$107,295

Level 3 - Significant unobservable inputs
Commingled equity funds	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Level 3 assets (3)	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Plan assets at fair value	$517,795	$29,954	$547,749	$476,011	$29,840	$505,851
Guaranteed investment contracts/guaranteed annuity contracts (4)	4,952	—	4,952	5,342	—	5,342

Total Plan assets (5)	$522,747	$29,954	$552,701	$481,353	$29,840	$511,193

(1)

Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets
(4)

The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2009	$77,879
Actual return on plan assets:
Relating to assets still held at the reporting date	13,090
Relating to assets sold during the period	—
Purchases	6,500
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 11 – Stock-Based Compensation

At December 31, 2011, the Company had three stock-based compensation plans: a stock option plan, a performance share stock plan, and a restricted stock/unit plan. Total stock-based compensation expense recognized in the consolidated statements of income is shown in the table below (in thousands):

	2011	2010	2009
Stock-based compensation expense, net of related tax benefits	$7,262	$5,874	$5,194
Stock-based compensation related tax benefits	4,451	3,600	3,184

Under the option plan, the Company previously granted options to purchase shares of common stock to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option has an exercise price equal to the market price of Company common stock on the date of grant and a maximum term of ten years.

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2011		2010		2009
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	369	$28.04	651	$27.49	731	$27.12
Exercised during the year	(192)	28.75	(273)	26.67	(66)	23.18
Forfeited or expired during the year	—	—	(9)	29.51	(14)	28.88

Outstanding and exercisable at year end	177	$27.28	369	$28.04	651	$27.49

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options and options that were exercised are presented in the table below (in thousands):

	2011	2010	2009
Outstanding and exercisable	$2,697	$3,186	$1,695
Exercised	1,949	1,689	294

	December 31, 2011	December 31, 2010	December 31, 2009
Market value of Southwest Gas stock	$42.49	$36.67	$28.53

The weighted-average remaining contractual life for outstanding options was 3.4 years for 2011. All outstanding options are fully vested and exercisable. The following table summarizes information about stock options outstanding at December 31, 2011 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$20.49 to $23.40	52	2.1 Years	$22.45
$24.50 to $26.10	58	3.3 Years	$25.81
$29.08 to $33.07	67	4.5 Years	$32.29

The total grant date fair value of options vested was $405,000 during 2009. The Company received $5.4 million in cash from the exercise of options during 2011 and a corresponding tax benefit of $702,000 which was recorded in additional paid-in capital.

Under the performance share stock plan, the Company may issue performance shares to encourage key employees to remain in its employment and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant (and are subject to a final adjustment as determined by the Board of Directors) and are then issued as common stock.

The Company awards restricted stock/units under the restricted stock/unit plan to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance of the Company. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are then issued as common stock. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants to directors followed the vesting schedule for employees; however, beginning with grants in 2012, the directors' restricted stock/units will vest immediately upon grant. The issuance of common stock for directors occurs when their service on the Board ends.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2011 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	366	$27.54	170	$27.42
Granted	125	37.87	92	37.87
Dividends	11		5
Forfeited or expired	(4)	30.11	(2)	30.50
Vested and issued*	(137)	29.52	(89)	28.45

Nonvested/unissued at December 31, 2011	361	$30.66	176	$32.65

*Includes shares converted for taxes and retiree payouts.

The average grant date fair value of performance shares and restricted stock/units granted in 2010 and 2009 was $29.04 and $24.46, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 12 - Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2007, and is subject to examination by the various state taxing authorities for years after 2006.

The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2011	2010	2009
Tax-related interest income	$100	$500	$200

Tax-related interest receivable and payable included in the consolidated balance sheets are shown in the table below (in thousands):

	2011	2010
Tax-related interest receivable (payable)	$6	$(100)

As shown in the table below, the Company had no uncertain tax liabilities at December 31, 2011. Due to the lapse of the statute of limitations, the balance of unrecognized tax benefits at the beginning of the year was eliminated and favorably impacted the effective tax rate during 2011. The Company expects no change in unrecognized tax benefits in the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2011	2010
Unrecognized tax benefits at beginning of year	$1,445	$1,445
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	(1,445)	—

Unrecognized tax benefits at end of year	$—	$1,445

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2011	2010	2009
Current:
Federal	$(265)	$4,204	$(1,020)
State	2,122	4,442	3,101

	1,857	8,646	2,081

Deferred:
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426

	61,446	46,279	42,836

Total income tax expense	$63,303	$54,925	$44,917

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2011	2010	2009
Deferred federal and state:
Property-related items	$51,710	$43,420	$46,201
Purchased gas cost adjustments	(92)	(315)	(4,167)
Employee benefits	11,766	8,753	(452)
All other deferred	(1,070)	(4,711)	2,122

Total deferred federal and state	62,314	47,147	43,704
Deferred ITC, net	(868)	(868)	(868)

Total deferred income tax expense	$61,446	$46,279	$42,836

The consolidated effective income tax rate for the period ended December 31, 2011 and the two prior periods differ from the federal statutory income tax rate. The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2011	2010	2009
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.7	2.8	2.5
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	(0.9)	(0.3)	(0.2)
Tax credits	(0.6)	(0.5)	(0.7)
Company owned life insurance	(0.1)	(2.3)	(2.5)
All other differences	(0.1)	(0.2)	(0.3)

Consolidated effective income tax rate	36.2%	34.7%	34.0%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2011	2010
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,743	$4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096	—
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)	—

	133,164	66,158

Deferred tax liabilities:
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094

	636,847	524,740

Net deferred tax liabilities	$503,683	$458,582

Current	$(53,435)	$(8,046)
Noncurrent	557,118	466,628

Net deferred tax liabilities	$503,683	$458,582

At December 31, 2011, the Company has a federal net operating loss carryforward of $169 million and a federal general business credit carryforward of $231,000, both of which expire in 2031. The Company also has a net capital loss carryforward of $323,000 and a charitable contribution carryforward of $742,000, both of which expire in 2016.

Derivatives And Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Derivatives And Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts ("Swaps") to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (currently ranging from 25% to 35%, depending on the jurisdiction) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2012 through March 2014. Under such contracts, Southwest pays the counterparty at a fixed rate and receives from the counterparty a floating rate per MMBtu ("dekatherm") of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2011	December 31, 2010
Contract notional amounts	10,827	14,207

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company's Swaps (derivatives) for the years ended December 31, 2011, 2010, and 2009 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2011		2010		2009
Swaps	Net cost of gas sold	$(18,201)		$(27,690)		$(4,391)
Swaps	Net cost of gas sold	18,201	*	27,690	*	4,391	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two FSIRS to hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace $200 million of debt that matured in February 2011 and $200 million maturing in May 2012. The counterparties to each agreement are four major banking institutions. The first FSIRS was a designated cash flow hedge and terminated in December 2010 concurrent with the related issuance of $125 million 4.45% 10-year Senior Notes. The terms of the remaining FSIRS are as follows:

Notional amount	$100 million
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	March 20, 2012

Southwest has designated the second FSIRS agreement as a cash flow hedge of forecasted future interest payments. At the inception of the hedge, the terms of the derivative were the same as a perfect hypothetical derivative; thus, there was an expectation that there will be no ineffectiveness, and that the effective portion of unrealized gains and losses on the FSIRS leading up to the forecasted debt issuance will be reported as a component of other comprehensive income. At termination, the final value will be reclassified from accumulated other comprehensive income into earnings over the same period the hedged forecasted transaction affects earnings. However, should conditions occur that indicate the existence of ineffectiveness (e.g., deterioration of counterparty creditworthiness, delay in the forecasted debt issuances, etc.), Southwest will measure ineffectiveness by comparing changes in the fair value of the FSIRS with the change in the fair value of a hypothetical swap (the hypothetical derivative method). Gains and losses due to ineffectiveness will be recognized immediately in earnings. At December 31, 2011, the remaining FSIRS continued to qualify as an effective hedge. There was no gain or loss reclassified from accumulated other comprehensive income ("AOCI") into income (effective portion) and no gain or loss recognized in income (ineffective portion) for the Company's remaining derivative designated as a hedging instrument.

The following table sets forth the gains and (losses) on a before-tax basis recognized on the Company's FSIRS (thousands of dollars):

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2011	Year Ended December 31, 2010
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$(17,958)	$(6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative	—	(11,691)

Total	$(17,958)	$(18,446)

The following table sets forth the fair values of the Company's Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$656	$—	$656
Swaps	Other current liabilities	65	(11,547)	(11,482)

Total		$721	$(11,547)	$(10,826)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other deferred credits	$—	$(6,755)	$(6,755)

The estimated fair values of the Swaps were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment ("PGA") mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income. The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
(Thousands of dollars)
Paid to counterparties	$17,283	$16,574	$19,661

Received from counterparties	$—	$831	$—

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

December 31, 2010
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(656)
Swaps	Prepaids and other current assets	11,482

Fair Value Measurements.    The estimated fair values of Southwest's Swaps were determined at December 31, 2011 and 2010 using New York Mercantile Exchange ("NYMEX") futures settlement prices for delivery of natural gas at Henry Hub, adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The estimated fair value of Southwest's FSIRS was determined using a discounted cash flow model that utilizes forward interest rate curves. The inputs to the model are the terms of the FSIRS. These Level 2 inputs are observable in the marketplace throughout the full term of the FSIRS, but have been credit-risk adjusted with no significant impact to the overall fair value measure. See Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income for more information on the FSIRS.

See Note 10 – Pension and Other Postretirement Benefits for definitions of the levels of the fair value hierarchy. The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company's financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2011	December 31, 2010
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - swaps	$—	$656
Liabilities at fair value:
Other current liabilities - swaps	(11,122)	(11,482)
Other deferred credits - swaps	(621)	—
Other current liabilities - FSIRS	(24,713)	—
Other deferred credits - FSIRS	—	(6,755)

Net Assets (Liabilities)	$(36,456)	$(17,581)

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 14 - Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems.

The accounting policies of the reported segments are the same as those described within Note 1 - Summary of Significant Accounting Policies. NPL accounts for the services provided to Southwest at contractual (market) prices. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2011	December 31, 2010
Accounts receivable for NPL services	$6,205	$8,111

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2011 is as follows (thousands of dollars):

2011	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,403,366	$391,701		$1,795,067
Intersegment sales	—	92,121		92,121

Total	$1,403,366	$483,822		$1,887,188

Interest revenue	$465	$20		$485

Interest expense	$68,777	$825		$69,602

Depreciation and amortization	$175,253	$25,216		$200,469

Income tax expense	$49,576	$13,727		$63,303

Segment net income	$91,420	$20,867		$112,287

Segment assets	$4,048,613	$227,394		$4,276,007

Capital expenditures	$305,542	$75,449		$380,991

2010	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,511,907	$257,213		$1,769,120
Intersegment sales	—	61,251		61,251

Total	$1,511,907	$318,464		$1,830,371

Interest revenue	$158	$36		$194

Interest expense	$77,025	$564		$77,589

Depreciation and amortization	$170,456	$20,007		$190,463

Income tax expense	$47,073	$7,852		$54,925

Segment net income	$91,382	$12,495		$103,877

Segment assets	$3,845,111	$139,082		$3,984,193

Capital expenditures	$188,379	$27,060		$215,439

2009	Gas Operations	Construction Services	Adjustments (a)		Total
Revenues from unaffiliated customers	$1,614,843	$226,407			$1,841,250
Intersegment sales	—	52,574			52,574

Total	$1,614,843	$278,981			$1,893,824

Interest revenue	$189	$82			$271

Interest expense	$81,822	$1,179			$83,001

Depreciation and amortization	$166,850	$23,232			$190,082

Income tax expense	$40,451	$4,466			$44,917

Segment net income	$79,420	$8,062			$87,482

Segment assets	$3,782,913	$124,755	$(1,376)		$3,906,292

Capital expenditures	$212,919	$4,066			$216,985

(a) Reflects construction services segment income taxes payable in 2009, which were netted against gas operations segment income taxes receivable during consolidation.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 15 - Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

2009
Operating revenues	$689,862	$387,648	$317,509	$498,805
Operating income	102,729	14,685	522	90,455
Net income (loss)	49,981	(594)	(8,297)	46,392
Basic earnings (loss) per common share*	1.13	(0.01)	(0.18)	1.03
Diluted earnings (loss) per common share*	1.12	(0.01)	(0.18)	1.02

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for the interim periods do not reliably reflect overall trends and changes in the operations of the Company. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management's Discussion and Analysis for additional discussion of operating results.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the "Company") consist of two segments: natural gas operations ("Southwest" or the "natural gas operations" segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. The public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. ("NPL" or the "construction services" segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning ("HVAC") technology and products. NPL has a

65 % interest in the entity (IntelliChoice Energy, "ICE") and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.     The Company follows generally accepted accounting principles in the United States ("U.S. GAAP") in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and the commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

For regulatory and financial reporting purposes, investment tax credits ("ITC") related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission's ("SEC") position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the amount of natural gas distributed, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including franchise fees, sales and use taxes, and surcharges. These taxes are not included in gas operating revenues, except for certain franchise fees in California operating jurisdictions which are not significant. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.     Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest's operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction ("AFUDC").    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Included in the table above is the change in cash surrender values of company-owned life insurance ("COLI") policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work.

Earnings Per Share.     Basic earnings per share ("EPS") are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term "Earnings Per Share" refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062

Out-of-Period Adjustment.    In September 2011, the Company identified an isolated error in a regulatory deferral mechanism that overstated revenues by $3.7 million for periods prior to the third quarter of 2011. Management concluded the error was not material to any individual prior interim or annual period (or to the current annual period) and, therefore, the error was corrected during the third quarter of 2011. The effect was a decrease in revenues and regulatory assets of $ 3.7  million, of which $2.9 million pertains to years prior to 2011.

Recently Issued Accounting Standards Updates.    In May 2011, the Financial Accounting Standards Board ("FASB") issued the update "Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The amended guidance includes several new fair value disclosure requirements, including, among other things, information about transfers between Level 1 and Level 2 of the fair value hierarchy, enhanced information about valuation techniques and unobservable inputs used in Level 3 fair value measurements, and a narrative description of Level 3 measurements' sensitivity to changes in unobservable inputs. For the Company, the update is effective prospectively beginning January 2012. The adoption of the update is not expected to significantly impact the disclosures of the Company.

In June 2011, The FASB issued the update "Comprehensive Income (Topic 220) Presentation of Comprehensive Income" which eliminates the current option to report the components of other comprehensive income in the statement of changes in equity. An entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in one continuous statement of comprehensive income or in two separate but consecutive statements. The update includes no changes to the components that are recognized in net income or other comprehensive income under current U.S. GAAP. In December 2011, the FASB issued the update "Comprehensive Income (Topic 220) Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" to defer the requirement in the previous update to present reclassifications out of accumulated other comprehensive income separately in the income statement. The Company chose to present two separate but consecutive statements and to adopt the update as of December 31, 2011, as permitted.

In September 2011, the FASB issued the update "Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment." The update is intended to simplify how entities test goodwill for impairment. The update permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350 "Intangibles – Goodwill and Other." The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The Company chose to adopt the update as of December 31, 2011 as permitted. The update did not have an impact on the Company's financial position or results of operations.

In December 2011, the FASB issued the update "Balance Sheet (Topic 210)." The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity's financial statements to understand the effect of those arrangements on the entity's financial position. The Company will adopt this update, as required, on January 1, 2013 for interim and annual reporting periods. All disclosures are required to be provided retrospectively for all periods presented. This update is not expected to have a material impact on the Company's disclosures.

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued and has made appropriate disclosures.

Basis Of Presentation

Basis of Presentation.     The Company follows generally accepted accounting principles in the United States ("U.S. GAAP") in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and the commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Deferred Purchased Gas Costs

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Income Taxes

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

For regulatory and financial reporting purposes, investment tax credits ("ITC") related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash And Cash Equivalents

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less.

Accumulated Removal Costs

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission's ("SEC") position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Gas Operating Revenues

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the amount of natural gas distributed, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including franchise fees, sales and use taxes, and surcharges. These taxes are not included in gas operating revenues, except for certain franchise fees in California operating jurisdictions which are not significant. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues

Construction Revenues.    The majority of NPL contracts are performed under unit price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements.

Construction Expenses

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost Of Gas Sold

Net Cost of Gas Sold.     Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations And Maintenance Expense

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest's operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation And Amortization

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance For Funds Used During Construction

Allowance for Funds Used During Construction ("AFUDC").    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions)

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Included in the table above is the change in cash surrender values of company-owned life insurance ("COLI") policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work.

Earnings Per Share

Earnings Per Share.     Basic earnings per share ("EPS") are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term "Earnings Per Share" refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062

Out-Of-Period Adjustment

Out-of-Period Adjustment.    In September 2011, the Company identified an isolated error in a regulatory deferral mechanism that overstated revenues by $3.7 million for periods prior to the third quarter of 2011. Management concluded the error was not material to any individual prior interim or annual period (or to the current annual period) and, therefore, the error was corrected during the third quarter of 2011. The effect was a decrease in revenues and regulatory assets of $ 3.7  million, of which $2.9 million pertains to years prior to 2011.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Accumulated Removal Costs

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Schedule Of Capitalized And Debt Portion Of AFUDC

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions)

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Schedule Of Earnings Per Share, Basic And Diluted

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062

Utility Plant (Tables)	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Schedule Of Net Utility Plant

December 31,	2011	2010
Gas plant:
Storage	$20,496	$20,396
Transmission	295,103	274,646
Distribution	4,048,078	3,847,731
General	291,639	279,402
Other	155,734	146,930

	4,811,050	4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489

Net utility plant	$3,218,944	$3,072,436

Schedule Of Depreciation And Amortization Expense

	2011	2010	2009
Depreciation and amortization expense	$172,712	$167,050	$162,240

Schedule Of Rental Payments And Current Term Expiration Dates

	2012	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,100	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,396	1,446	243	—	—	—

Schedule Of Rental Payments For Operating Leases

	2011	2010	2009
Southwest Gas	$7,812	$7,585	$8,630
NPL	19,017	11,780	11,301

Consolidated rental payments/lease expense	$26,829	$19,365	$19,931

Schedule Of Future Minimum Lease Payments For Operating Leases

Year Ending December 31,
2012	$6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194

Total minimum lease payments	$21,866

Receivables And Related Allowances (Tables)	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Schedule Of Accounts Receivables

Gas utility customer accounts receivable balance (in thousands)	$124,794

Schedule Of Percent Of Customers By State
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Schedule Of Allowances For Uncollectibles

Allowance for Uncollectibles
Balance, December 31, 2008	$3,788
Additions charged to expense	6,658
Accounts written off, less recoveries	(6,493)

Balance, December 31, 2009	3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	$3,182

Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Schedule Of Regulatory Assets And Liabilities

December 31,	2011	2010
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$330,844	$224,913
Unrealized loss on non-trading derivatives (Swaps) (2)	11,743	11,482
Deferred purchased gas costs (3)	2,323	356
Accrued purchased gas costs (4)	18,400	14,000
Unamortized premium on reacquired debt (5)	19,011	19,881
Other (6)	32,988	28,402

	415,309	299,034
Regulatory liabilities:
Deferred purchased gas costs (3)	(72,426)	(123,344)
Accumulated removal costs	(233,000)	(211,000)
Unrealized gain on non-trading derivatives (Swaps) (2)	—	(656)
Deferred gain on southern Nevada division operations facility (7)	(806)	(1,246)
Rate refunds due customers (8)	—	(546)
Unamortized gain on reacquired debt (9)	(12,470)	(13,006)
Other (10)	(14,501)	(2,811)

Net regulatory assets (liabilities)	$82,106	$(53,575)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company's purchased gas adjustment ("PGA") mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2011	2010
Swaps	Deferred charges and other assets	$621	$—
Swaps	Prepaids and other current assets	11,122	11,482
Swaps	Other deferred credits	—	(656)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)	Balance recovered over a four-year period beginning in the fourth quarter of 2009.
(8)	Included in Other current liabilities on the Consolidated Balance Sheet.
(9)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(10)	Other regulatory liabilities includes amounts associated with income tax and gross-up.

Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Detailed Activities Of Accumulated Other Comprehensive Income

AOCI - Rollforward (Thousands of dollars)
	Defined Benefit Plans (Note 10)			FSIRS (Note 13)			AOCI
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After-Tax
Beginning Balance AOCI December 31, 2010	$(31,304)	$11,896	$(19,408)	$(18,349)	$6,973	$(11,376)	$(30,784)
Current period other comprehensive income (loss)	(13,125)	4,987	(8,138)	(16,789)	6,380	(10,409)	(18,547)

Ending Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)

Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

	2011			2010			2009
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)	$(26,448)	$10,050	$(16,398)
Amortization of prior service credit	—	—	—	—	—	—	(2)	1	(1)
Amortization of transition obligation	867	(330)	537	867	(329)	538	867	(329)	538
Amortization of net loss	15,569	(5,916)	9,653	12,122	(4,606)	7,516	5,596	(2,126)	3,470
Regulatory adjustment	105,931	(40,254)	65,677	652	(248)	404	15,431	(5,864)	9,567

Pension plans other comprehensive income (loss)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842	(4,556)	1,732	(2,824)
FSIRS (designated hedging activities):
Unrealized/realized loss	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)	—	—	—
Amounts reclassified into net income	1,169	(444)	725	97	(37)	60	—	—	—

FSIRS other comprehensive income (loss)	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)	—	—	—

Total other comprehensive income (loss)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)	$(4,556)	$1,732	$(2,824)

Schedule Of Estimated Amounts Amortized From Accumulated Other Comprehensive Income Or Regulatory Assets Into Net Periodic Benefit Cost

Retirement plan net actuarial loss	$24,000
SERP net actuarial loss	700
PBOP net actuarial loss	1,000
PBOP transition obligation	870

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Estimated Fair Values Of Long-Term Debt

December 31,	2011		2010
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 8.375%, due 2011	$—	$—	$200,000	$201,560
Notes, 7.625%, due 2012	200,000	204,312	200,000	214,666
Notes, 4.45%, due 2020	125,000	128,673	125,000	125,325
Notes, 6.1%, due 2041	125,000	143,074	—	—
8% Series, due 2026	75,000	96,340	75,000	99,968
Medium-term notes, 7.59% series, due 2017	25,000	30,199	25,000	30,295
Medium-term notes, 7.78% series, due 2022	25,000	31,932	25,000	32,063
Medium-term notes, 7.92% series, due 2027	25,000	31,648	25,000	33,211
Medium-term notes, 6.76% series, due 2027	7,500	8,510	7,500	8,956
Unamortized discount	(2,087)		(2,534)

	605,413		679,966

Revolving credit facility and commercial paper, due 2012	109,000	109,000	—	—

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	12,410	12,410	12,410	11,968
5.95% 1999 Series C, due 2038	14,320	14,449	14,320	13,594
5.55% 1999 Series D, due 2038	8,270	8,253	8,270	7,468
5.45% 2003 Series C, due 2038 (rate resets in 2013)	30,000	31,332	30,000	31,547
5.25% 2003 Series D, due 2038	20,000	19,583	20,000	17,474
5.80% 2003 Series E, due 2038 (rate resets in 2013)	15,000	15,634	15,000	15,436
5.25% 2004 Series A, due 2034	65,000	64,291	65,000	58,574
5.00% 2004 Series B, due 2033	31,200	30,283	31,200	27,295
4.85% 2005 Series A, due 2035	100,000	94,836	100,000	84,485
4.75% 2006 Series A, due 2036	24,855	23,179	24,855	20,518
Unamortized discount	(3,360)		(3,502)

	517,695		517,553

NPL debt obligations	21,368	21,380	2,242	2,473

	1,253,476		1,199,761
Less: current maturities	(322,618)		(75,080)

Long-term debt, less current maturities	$930,858		$1,124,681

Summary Of Effective Interest Rates On Variable-Rate IDRBs

	December 31, 2011	December 31, 2010
2003 Series A	0.83%	1.20%
2008 Series A	1.62%	2.72%
2009 Series A	1.56%	2.68%
Tax-exempt Series A	2.22%	1.18%

Estimated Maturities Of Long-Term Debt

2012	$322,618
2013	17,805
2014	1,271
2015	1,084
2016	—

Pension And Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Cost Of Retirement Plan

	2011	2010	2009
Employee Investment Plan cost	$4,626	$4,583	$4,511

Schedule Of Allocation Of Plan Assets

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31to 37
Other	up to 5

Schedule Of Assumptions Used

	December 31, 2011	December 31, 2010
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%

Schedule Of Amounts Recognized In Balance Sheet And Income Statement

	2011			2010
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$662,134	$31,860	$46,765	$606,276	$35,339	$42,322
Service cost	17,725	217	858	16,932	372	856
Interest cost	37,276	1,766	2,631	35,614	2,045	2,491
Actuarial loss (gain)	89,922	2,427	2,835	27,680	(3,480)	2,632
Benefits paid	(26,486)	(2,443)	(907)	(24,368)	(2,416)	(1,536)

Benefit obligation at end of year (PBO/PBO/APBO)	780,571	33,827	52,182	662,134	31,860	46,765

Change in plan assets
Market value of plan assets at beginning of year	475,931	-	29,640	392,975	-	25,511
Actual return on plan assets	2,384	-	(200)	53,224	-	3,181
Employer contributions	70,000	2,443	904	54,100	2,416	1,348
Benefits paid	(26,486)	(2,443)	(400)	(24,368)	(2,416)	(400)

Market value of plan assets at end of year	521,829	-	29,944	475,931	-	29,640

Funded status at year end	$(258,742)	$(33,827)	$(22,238)	$(186,203)	$(31,860)	$(17,125)

Weighted-average assumptions (benefit obligation)
Discount rate	5.00%	5.00%	5.00%	5.75%	5.75%	5.75%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%	3.25%	3.25%	3.25%

Schedule Of Accumulated Benefit Obligation

	December 31, 2011	December 31, 2010
Retirement plan	$699,269	$590,811
SERP	32,695	30,725

Schedule Of Expected Benefit Payments

	2012	2013	2014	2015	2016	2017-2021
Pension	$30.5	$32.1	$33.8	$35.6	$37.6	$220.4
Retiree welfare	2.5	2.6	2.8	2.9	3.0	15.9
SERP	2.5	2.5	2.4	2.4	2.4	11.8

Schedule Of Net Periodic Benefit Cost And Weighted Average Assumptions

	Qualified Retirement Plan			SERP			PBOP
	2011	2010	2009	2011	2010	2009	2011	2010	2009
(Thousands of dollars)
Service cost	$17,725	$16,932	$15,390	$217	$372	$195	$858	$856	$729
Interest cost	37,276	35,614	34,527	1,766	2,045	2,065	2,631	2,491	2,370
Expected return on plan assets	(40,114)	(36,538)	(35,221)	—	—	—	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)	—	—	(2)	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	867	867
Amortization of net actuarial loss	14,348	10,478	4,253	631	1,155	909	590	489	434

Net periodic benefit cost	$29,235	$26,486	$18,947	$2,614	$3,572	$3,169	$2,567	$2,610	$2,797

Weighted-average assumptions (net benefit cost)
Discount rate	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized In Net Periodic Benefit Cost And Other Comprehensive Income

	2011				2010				2009
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544	$26,448	$21,054	$3,785	$1,609
Amortization of prior service credit (b)	—	—	—	—	—	—	—	—	2	2	—	—
Amortization of transition obligation (b)	(867)	—	—	(867)	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)	(5,596)	(4,253)	(909)	(434)
Regulatory adjustment	(105,931)	(101,974)	—	(3,957)	(652)	(464)	—	(188)	(15,431)	(15,123)	—	(308)

Recognized in other comprehensive (income) loss	$13,125	$11,329	$1,796	$—	$(4,583)	$52	$(4,635)	$—	$4,556	$1,680	$2,876	$—
Net period benefit costs recognized in net income	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610	24,913	18,947	3,169	2,797

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610	$29,469	$20,627	$6,045	$2,797

Schedule Of Fair Value Of Plan Assets

	December 31, 2011			December 31, 2010
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 - Quoted prices in active markets for identical financial assets
Cash equivalents	$20	$1	$21	$48	$2	$50
Common stock
Capital equipment	4,332	133	4,465	11,083	362	11,445
Chemicals/materials	7,425	227	7,652	4,273	140	4,413
Consumer goods	40,806	1,249	42,055	35,491	1,158	36,649
Energy and mining	39,080	1,196	40,276	34,530	1,127	35,657
Finance/insurance	23,808	729	24,537	27,097	884	27,981
Healthcare	26,070	798	26,868	19,275	629	19,904
Information technology	29,052	889	29,941	33,445	1,091	34,536
Services	17,417	533	17,950	20,570	671	21,241
Telecommunications/utilities	16,257	498	16,755	12,172	397	12,569
Other	22,473	688	23,161	15,917	519	16,436
Real estate investment trusts	5,779	177	5,956	4,504	147	4,651
Mutual funds	57,512	14,154	71,666	49,994	14,234	64,228
Government fixed income	5,727	175	5,902	11,020	360	11,380
Futures contracts	4	—	4	(51)	(2)	(53)

Total Level 1 Assets (1)	$295,762	$21,447	$317,209	$279,368	$21,719	$301,087

Level 2 - Significant other observable inputs
Government fixed income and mortgage backed	$42,361	$1,297	$43,658	$39,201	$1,279	$40,480
Corporate fixed income
Asset-backed and mortgage-backed	16,969	519	17,488	14,014	457	14,471
Banking	16,192	496	16,688	17,178	561	17,739
Utilities	5,064	155	5,219	2,430	79	2,509
Other	25,769	789	26,558	20,575	671	21,246
Pooled funds and mutual funds	17,447	2,244	19,691	8,230	1,974	10,204
State and local obligations	936	29	965	626	20	646

Total Level 2 assets (2)	$124,738	$5,529	$130,267	$102,254	$5,041	$107,295

Level 3 - Significant unobservable inputs
Commingled equity funds	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Level 3 assets (3)	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Plan assets at fair value	$517,795	$29,954	$547,749	$476,011	$29,840	$505,851
Guaranteed investment contracts/guaranteed annuity contracts (4)	4,952	—	4,952	5,342	—	5,342

Total Plan assets (5)	$522,747	$29,954	$552,701	$481,353	$29,840	$511,193

(1)

Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

(4)

The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Schedule Of Effect Of Significant Unobservable Inputs

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2009	$77,879
Actual return on plan assets:
Relating to assets still held at the reporting date	13,090
Relating to assets sold during the period	—
Purchases	6,500
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Stock-Based Compensation Expense

	2011	2010	2009
Stock-based compensation expense, net of related tax benefits	$7,262	$5,874	$5,194
Stock-based compensation related tax benefits	4,451	3,600	3,184

Schedule Of Stock Options Activity

	2011		2010		2009
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	369	$28.04	651	$27.49	731	$27.12
Exercised during the year	(192)	28.75	(273)	26.67	(66)	23.18
Forfeited or expired during the year	—	—	(9)	29.51	(14)	28.88

Outstanding and exercisable at year end	177	$27.28	369	$28.04	651	$27.49

Schedule Of Aggregate Intrinsic Value Of Outstanding And Exercisable Options

	2011	2010	2009
Outstanding and exercisable	$2,697	$3,186	$1,695
Exercised	1,949	1,689	294

Summary Of Market Prices Of Common Stock

	December 31, 2011	December 31, 2010	December 31, 2009
Market value of Southwest Gas stock	$42.49	$36.67	$28.53

Schedule Of Stock Options Outstanding And Exercisable

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$20.49 to $23.40	52	2.1 Years	$22.45
$24.50 to $26.10	58	3.3 Years	$25.81
$29.08 to $33.07	67	4.5 Years	$32.29

Schedule Of Nonvested Performance And Restricted Stock Unit Plans

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	366	$27.54	170	$27.42
Granted	125	37.87	92	37.87
Dividends	11		5
Forfeited or expired	(4)	30.11	(2)	30.50
Vested and issued*	(137)	29.52	(89)	28.45

Nonvested/unissued at December 31, 2011	361	$30.66	176	$32.65

*Includes shares converted for taxes and retiree payouts.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary Of Tax-Related Interest Income

	2011	2010	2009
Tax-related interest income	$100	$500	$200

Tax-Related Interest Receivable And Payable

	2011	2010
Tax-related interest receivable (payable)	$6	$(100)

Reconciliation Of Unrecognized Tax Benefits

	2011	2010
Unrecognized tax benefits at beginning of year	$1,445	$1,445
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	(1,445)	—

Unrecognized tax benefits at end of year	$—	$1,445

Summary Of Income Tax Expense (Benefit)

Year Ended December 31,	2011	2010	2009
Current:
Federal	$(265)	$4,204	$(1,020)
State	2,122	4,442	3,101

	1,857	8,646	2,081

Deferred:
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426

	61,446	46,279	42,836

Total income tax expense	$63,303	$54,925	$44,917

Significant Components Of Deferred Income Tax Expense (Benefit)

Year Ended December 31,	2011	2010	2009
Deferred federal and state:
Property-related items	$51,710	$43,420	$46,201
Purchased gas cost adjustments	(92)	(315)	(4,167)
Employee benefits	11,766	8,753	(452)
All other deferred	(1,070)	(4,711)	2,122

Total deferred federal and state	62,314	47,147	43,704
Deferred ITC, net	(868)	(868)	(868)

Total deferred income tax expense	$61,446	$46,279	$42,836

Consolidated Effective Income Tax Rate

Year Ended December 31,	2011	2010	2009
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.7	2.8	2.5
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	(0.9)	(0.3)	(0.2)
Tax credits	(0.6)	(0.5)	(0.7)
Company owned life insurance	(0.1)	(2.3)	(2.5)
All other differences	(0.1)	(0.2)	(0.3)

Consolidated effective income tax rate	36.2%	34.7%	34.0%

Deferred Tax Assets And Liabilities

December 31,	2011	2010
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,743	$4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096	—
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)	—

	133,164	66,158

Deferred tax liabilities:
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094

	636,847	524,740

Net deferred tax liabilities	$503,683	$458,582

Current	$(53,435)	$(8,046)
Noncurrent	557,118	466,628

Net deferred tax liabilities	$503,683	$458,582

Derivatives And Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Notional Amounts Under Swaps Contracts

	December 31, 2011	December 31, 2010
Contract notional amounts	10,827	14,207

Amount Of Gain Or (Loss) Recognized In Income On Derivative

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2011		2010		2009
Swaps	Net cost of gas sold	$(18,201)		$(27,690)		$(4,391)
Swaps	Net cost of gas sold	18,201	*	27,690	*	4,391	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Summary Of FSIRS

Notional amount	$100 million
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	March 20, 2012

Gains (Losses) On Derivatives In Cash Flow Hedging

	Year Ended December 31, 2011	Year Ended December 31, 2010
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$(17,958)	$(6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative	—	(11,691)

Total	$(17,958)	$(18,446)

Fair Values Of Swaps And FSIRS In Balance Sheet Location

Fair values of derivatives not designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$656	$—	$656
Swaps	Other current liabilities	65	(11,547)	(11,482)

Total		$721	$(11,547)	$(10,826)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other deferred credits	$—	$(6,755)	$(6,755)

Paid To And Received From Counterparties For Settlements Of Matured Swaps

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
(Thousands of dollars)
Paid to counterparties	$17,283	$16,574	$19,661

Received from counterparties	$—	$831	$—

Regulatory Assets/Liabilities Offsetting The Amounts In The Balance Sheet

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

December 31, 2010
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(656)
Swaps	Prepaids and other current assets	11,482

Significant Other Observable Inputs

	December 31, 2011	December 31, 2010
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - swaps	$—	$656
Liabilities at fair value:
Other current liabilities - swaps	(11,122)	(11,482)
Other deferred credits - swaps	(621)	—
Other current liabilities - FSIRS	(24,713)	—
Other deferred credits - FSIRS	—	(6,755)

Net Assets (Liabilities)	$(36,456)	$(17,581)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Accounts Receivable For Services

	December 31, 2011	December 31, 2010
Accounts receivable for NPL services	$6,205	$8,111

Schedule Of Segment Reporting Information

2011	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,403,366	$391,701		$1,795,067
Intersegment sales	—	92,121		92,121

Total	$1,403,366	$483,822		$1,887,188

Interest revenue	$465	$20		$485

Interest expense	$68,777	$825		$69,602

Depreciation and amortization	$175,253	$25,216		$200,469

Income tax expense	$49,576	$13,727		$63,303

Segment net income	$91,420	$20,867		$112,287

Segment assets	$4,048,613	$227,394		$4,276,007

Capital expenditures	$305,542	$75,449		$380,991

2010	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,511,907	$257,213		$1,769,120
Intersegment sales	—	61,251		61,251

Total	$1,511,907	$318,464		$1,830,371

Interest revenue	$158	$36		$194

Interest expense	$77,025	$564		$77,589

Depreciation and amortization	$170,456	$20,007		$190,463

Income tax expense	$47,073	$7,852		$54,925

Segment net income	$91,382	$12,495		$103,877

Segment assets	$3,845,111	$139,082		$3,984,193

Capital expenditures	$188,379	$27,060		$215,439

2009	Gas Operations	Construction Services	Adjustments (a)		Total
Revenues from unaffiliated customers	$1,614,843	$226,407			$1,841,250
Intersegment sales	—	52,574			52,574

Total	$1,614,843	$278,981			$1,893,824

Interest revenue	$189	$82			$271

Interest expense	$81,822	$1,179			$83,001

Depreciation and amortization	$166,850	$23,232			$190,082

Income tax expense	$40,451	$4,466			$44,917

Segment net income	$79,420	$8,062			$87,482

Segment assets	$3,782,913	$124,755	$(1,376)		$3,906,292

Capital expenditures	$212,919	$4,066			$216,985

(a) Reflects construction services segment income taxes payable in 2009, which were netted against gas operations segment income taxes receivable during consolidation.

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

2009
Operating revenues	$689,862	$387,648	$317,509	$498,805
Operating income	102,729	14,685	522	90,455
Net income (loss)	49,981	(594)	(8,297)	46,392
Basic earnings (loss) per common share*	1.13	(0.01)	(0.18)	1.03
Diluted earnings (loss) per common share*	1.12	(0.01)	(0.18)	1.02

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Overstated revenues	$ 3.7
Effect of decrease in revenues and regulatory assets		$ 3.7		$ 2.9
NPL ownership in ICE percentage			0.00%
Goodwill and other intangibles test of impairment more likelihood percentage			50.00%

Summary Of Significant Accounting Policies (Schedule Of Accumulated Removal Costs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Accumulated removal costs	$ 233,000	$ 211,000

Summary Of Significant Accounting Policies (Schedule Of Capitalized And Debt Portion Of AFUDC) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Debt portion	$ 718	$ 512	$ 957
Equity portion	1,154	945	1,221
AFUDC capitalized as part of utility plant	$ 1,872	$ 1,457	$ 2,178

Summary Of Significant Accounting Policies (Other Income (Deductions)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Change in COLI policies	$ 700	$ 9,770	$ 8,546
Interest income	485	194	271
Pipe replacement costs	(4,761)	(5,024)	(2,642)
Miscellaneous income and (expense)	(1,836)	(1,090)	470
Total other income (deductions)	$ (5,412)	$ 3,850	$ 6,645

Summary Of Significant Accounting Policies (Schedule Of Earnings Per Share, Basic And Diluted) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Average basic shares	45,858	45,405	44,752
Stock options	52	56	14
Performance shares	271	260	216
Restricted stock units	110	102	80
Average diluted shares	46,291	45,823	45,062

Utility Plant (Schedule Of Net Utility Plant) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 4,811,050	$ 4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489
Net utility plant (Note 2)	3,218,944	3,072,436
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	20,496	20,396
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	295,103	274,646
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,048,078	3,847,731
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	291,639	279,402
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 155,734	$ 146,930

Utility Plant (Schedule Of Depreciation And Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation And Amortization Expense On Gas Plant [Line Items]
Depreciation and amortization expense	$ 200,469	$ 190,463	$ 190,082
Gas Plant [Member]
Depreciation And Amortization Expense On Gas Plant [Line Items]
Depreciation and amortization expense	$ 172,712	$ 167,050	$ 162,240

Utility Plant (Schedule Of Rental Payments And Current Term Expiration Dates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
2017	1,194
Corporate Headquarters (Expires In 2017) [Member]
Operating Leased Assets [Line Items]
2012	2,100
2013	2,140
2014	2,190
2015	2,270
2016	2,343
2017	1,194
Phoenix Administrative Offices (Expires In 2014) [Member]
Operating Leased Assets [Line Items]
2012	1,396
2013	1,446
2014	$ 243

Utility Plant (Schedule Of Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 26,829	$ 19,365	$ 19,931
Southwest [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	7,812	7,585	8,630
NPL [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 19,017	$ 11,780	$ 11,301

Utility Plant (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Utility Plant [Abstract]
2012	$ 6,310
2013	5,674
2014	3,358
2015	2,881
2016	2,449
Thereafter	1,194
Total minimum lease payments	$ 21,866

Receivables And Related Allowances (Schedule Of Accounts Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Gas utility customer accounts receivable balance	$ 124,794

Receivables And Related Allowances (Schedule Of Percent Of Customers By State) (Details)	12 Months Ended
Dec. 31, 2011
Arizona [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	54.00%
Nevada [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	36.00%
California [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	10.00%

Receivables And Related Allowances (Schedule Of Allowances For Uncollectibles) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables And Related Allowances [Abstract]
Beginning balance	$ 3,194	$ 3,953	$ 3,788
Additions charged to expense	2,678	2,646	6,658
Accounts written off, less recoveries	(2,690)	(3,405)	(6,493)
Ending balance	$ 3,182	$ 3,194	$ 3,953

Regulatory Assets And Liabilities (Schedule Of Regulatory Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 415,309		$ 299,034
Net regulatory assets (liabilities)	82,106		(53,575)
Accrued Pension And Other Postretirement Benefit Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	330,844	[1]	224,913	[1]
Unrealized Loss On Non-Trading Derivatives [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	11,743	[2]	11,482	[2]
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,323	[3]	356	[3]
Accrued Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	18,400	[4]	14,000	[4]
Unamortized Premium On Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,011	[5]	19,881	[5]
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	32,988	[6]	28,402	[6]
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(72,426)	[3]	(123,344)	[3]
Accumulated Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(233,000)		(211,000)
Unrealized Gain On Non-Trading Derivatives [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total			(656)	[2]
Deferred Gain On Southern Nevada Division Operations Facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(806)	[7]	(1,246)	[7]
Rate Refunds Due Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total			(546)	[8]
Unamortized Gain On Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(12,470)	[9]	(13,006)	[9]
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(14,501)	[10]	(2,811)	[10]
Swaps [Member] | Deferred Charges And Other Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	621
Swaps [Member] | Prepaids And Other Current Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	11,122		11,482
Swaps [Member] | Other Deferred Credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value			$ (656)

[1]	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
[2]	The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company's purchased gas adjustment ("PGA") mechanisms. (See Note 13).
[3]	Balance recovered or refunded on an ongoing basis with interest.
[4]	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
[5]	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
[6]	Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.
[7]	Balance recovered over a four-year period beginning in the fourth quarter of 2009.
[8]	Included in Other current liabilities on the Consolidated Balance Sheet.
[9]	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
[10]	Other regulatory liabilities includes amounts associated with income tax and gross-up.

Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Detailed Activities Of Accumulated Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - Before Tax	$ (31,304,000)
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - Tax (Expense) Benefit	11,896,000
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - After-Tax	(19,408,000)
Beginning Balance AOCI December 31, 2010, FSIRS - Before-Tax	(18,349,000)
Beginning Balance AOCI December 31, 2010, FSIRS - Tax (Expense) Benefit	6,973,000
Beginning Balance AOCI December 31, 2010, FSIRS - After-Tax	(11,376,000)
Beginning Balance AOCI December 31,2010	(30,784,000)
Current period other comprehensive income (loss), Defined Benefit Plans - Before-Tax	(13,125,000)
Current period other comprehensive income (loss), Defined Benefit Plans - Tax (Expense) Benefit	4,987,000
Current period other comprehensive income (loss), Defined Benefit Plans - After-Tax	(8,138,000)	2,842,000	(2,824,000)
Current period other comprehensive income (loss), FSIRS - Before-Tax	(16,789,000)	(18,349,000)
Current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	6,380,000
Current period other comprehensive income (loss), FSIRS - After-Tax	(10,409,000)	(11,376,000)
Current period other comprehensive income (loss), AOCI	(18,547,000)
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - Before Tax	(44,429,000)	(31,304,000)
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - Tax (Expense) Benefit	16,883,000	11,896,000
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - After Tax	(27,546,000)	(19,408,000)
Ending Balance AOCI December 31, 2011, FSIRS - Before-Tax	(35,138,000)	(18,349,000)
Ending Balance AOCI December 31, 2011, FSIRS - Tax (Expense) Benefit	13,353,000	6,973,000
Ending Balance AOCI December 31, 2011, FSIRS - After-Tax	(21,785,000)	(11,376,000)
Ending Balance AOCI December 31, 2011	(49,331,000)	(30,784,000)
Amount of FSIRS existing AOCI losses expected to reclassified income in next 12 months	$ 1,900,000

Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Net actuarial gain/(loss)	$ 135,492	[1]	$ 9,058	[1]	$ 26,448	[1]
Net actuarial gain, Tax (Expense) or Benefit	51,487	[2]	3,442	[2]	10,050	[2]
Net actuarial gain, Net-of-Tax Amount	(84,005)		(5,616)		(16,398)
Amortization of prior service credit, Before-Tax Amount					(2)
Amortization of prior service credit, Tax (Expense) or Benefit		[2]		[2]	1	[2]
Amortization of prior service credit, Net-of-Tax Amount					(1)
Amortization of transition obligation, Before-Tax Amount	867		867		867
Amortization of transition obligation, Tax (Expense) or Benefit	(330)	[2]	(329)	[2]	(329)	[2]
Amortization of transition obligation, Net-of-Tax Amount	537		538		538
Amortization of net loss, Before-Tax Amount	15,569	[3]	12,122	[3]	5,596	[3]
Amortization of net loss, Tax (Expense) or Benefit	(5,916)	[2]	(4,606)	[2]	(2,126)	[2]
Amortization of net loss, Net-of-Tax Amount	9,653		7,516		3,470
Regulatory adjustment, Before-Tax Amount	105,931	[3]	652	[3]	15,431	[3]
Regulatory adjustment, Tax (Expense) or Benefit	(40,254)	[2]	(248)	[2]	(5,864)	[2]
Regulatory adjustment, Net-of-Tax Amount	65,677		404		9,567
Pension plans other comprehensive income (loss), Before-Tax Amount	(13,125)		4,583		(4,556)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	4,987	[2]	(1,741)	[2]	1,732	[2]
Pension plans other comprehensive income (loss), Net-of-Tax Amount	(8,138)		2,842		(2,824)
Unrealized/realized loss, Before-Tax Amount	(17,958)		(18,446)
Unrealized/realized loss, Tax (Expense) or Benefit	6,824	[2]	7,010	[2]		[2]
Unrealized/realized loss, Net-of-Tax Amount	(11,134)		(11,436)
Amounts reclassified into net income, Before-Tax Amount	1,169		97
Amounts reclassified into net income, Tax (Expense) or Benefit	(444)	[2]	(37)	[2]		[2]
Amounts reclassified into net income, Net-of-Tax Amount	725		60
FSIRS other comprehensive income (loss), Before-Tax Amount	(16,789)		(18,349)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	6,380	[2]	6,973	[2]		[2]
FSIRS other comprehensive income (loss), Net-of-Tax Amount	(10,409)		(11,376)
Total other comprehensive income (loss), Before-Tax Amount	(29,914)		(13,766)		(4,556)
Total other comprehensive income (loss), Tax (Expense) or Benefit	11,367	[2]	5,232	[2]	1,732	[2]
Total other comprehensive income (loss), Net-of-Tax Amount	$ (18,547)		$ (8,534)		$ (2,824)
Other comprehensive income tax rate	38.00%

[1]	amounts initially recognized in other comprehensive income
[2]	Tax amounts are calculated using a 38% rate.
[3]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Schedule Of Estimated Amounts Amortized From Accumulated Other Comprehensive Income Or Regulatory Assets Into Net Periodic Benefit Cost) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of transition obligation	$ 867	[1]	$ 867	[1]	$ 867	[1]
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	24,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	700
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
PBOP Transition obligation	870
Retirement plan net actuarial loss	1,000
Amortization of transition obligation	$ 867	[1]	$ 867	[1]	$ 867	[1]

[1]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Preferred Trust Securities And Subordinated Debentures (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Preferred Trust Securities And Subordinated Debentures [Abstract]
Proceeds from issuance of trust preferred securities	$ 100,000,000
Preferred trust securities, interest rate	7.70%
Trust common securities	3,100,000
Principal amount of junior subordinated debentures	103,100,000
Subordinated debentures interest rate percentage	7.70%
Credit facility maximum borrowing capacity	$ 300,000,000

Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 6.1% Senior Notes [Member]	Dec. 31, 2011 Notes, 8.375%, Due 2011 [Member]	Feb. 28, 2011 Notes, 8.375%, Due 2011 [Member]	Feb. 28, 2011 4.45% Senior Notes Due December 2020 [Member]	Dec. 31, 2010 4.45% Senior Notes Due December 2020 [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member]	Dec. 31, 2011 Short Term Credit Facility [Member]	Dec. 31, 2010 Short Term Credit Facility [Member]	Dec. 31, 2011 6.10% 1999 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 300,000,000
Credit facility expiration date	May 2012
Line of credit designated as long-term debt	150,000,000
Line of credit designated for working capital purposes	150,000,000
Credit facility outstanding	109,000,000									0	0
Current borrowing capacity	0
Maximum current borrowing usage	121,000,000
Credit facility interest rate	0.70%
Senior notes				125,000,000		200,000,000		125,000,000	200,000,000			12,400,000
Debt instrument interest rate				6.10%		8.38%		4.45%	7.63%			6.10%
Debt instrument, maturity date				Feb 1, 2041				Dec 1, 2020	May 1, 2012
Debt instrument due date					February 2011							2038
Discount on issuance of debt							0.18%
Proceeds from senior notes used to repay debt							75,000,000
Industrial development revenue bonds			50,000,000
Restricted Cash and Cash Equivalents	12,800,000	37,800,000
Additional amount of debt	1,600,000,000
Cushion in equity relating to the minimum net worth requirement	$ 600,000,000

Long-Term Debt (Schedule Of Estimated Fair Values Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Notes, 8.375%, Due 2011 [Member]	Dec. 31, 2010 Notes, 8.375%, Due 2011 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 8.375%, Due 2011 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 7.625%, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 7.625%, Due 2012 [Member] Market Value [Member]	Dec. 31, 2010 Notes, 7.625%, Due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes, 4.45%, Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 4.45%, Due 2020 [Member] Market Value [Member]	Dec. 31, 2010 Notes, 4.45%, Due 2020 [Member] Market Value [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member] Carrying Amount [Member]	Dec. 31, 2011 Notes, 6.1%, Due 2041 [Member] Market Value [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2010 8% Series, Due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2011 8% Series, Due 2026 [Member] Market Value [Member]	Dec. 31, 2010 8% Series, Due 2026 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.59% Series, Due 2017 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2010 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2010 Medium-Term Notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2010 Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Revolving Credit Facility And Commercial Paper, Due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Tax-Exempt Series A, Due 2028 [Member]	Dec. 31, 2011 2003 Series A, Due 2038 [Member]	Dec. 31, 2011 2008 Series A, Due 2038 [Member]	Dec. 31, 2011 2009 Series A, Due 2039 [Member]	Dec. 31, 2011 6.10% 1999 Series A, Due 2038 [Member]	Dec. 31, 2011 5.95% 1999 Series C, Due 2038 [Member]	Dec. 31, 2011 5.55% 1999 Series D, Due 2038 [Member]	Dec. 31, 2011 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member]	Dec. 31, 2011 5.25% 2003 Series D, Due 2038 [Member]	Dec. 31, 2011 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member]	Dec. 31, 2011 5.25% 2004 Series A, Due 2034 [Member]	Dec. 31, 2011 5.00% 2004 Series B, Due 2033 [Member]	Dec. 31, 2011 4.85% 2005 Series A, Due 2035 [Member]	Dec. 31, 2011 4.75% 2006 Series A, Due 2036 [Member]	Dec. 31, 2011 Bonds [Member] Carrying Amount [Member]	Dec. 31, 2010 Bonds [Member] Carrying Amount [Member]	Dec. 31, 2011 NPL Debt Obligations [Member] Carrying Amount [Member]	Dec. 31, 2010 NPL Debt Obligations [Member] Carrying Amount [Member]	Dec. 31, 2011 NPL Debt Obligations [Member] Market Value [Member]	Dec. 31, 2010 NPL Debt Obligations [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Carrying Amount [Member]	Dec. 31, 2010 Debentures [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] Tax-Exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2003 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2008 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Market Value [Member]	Dec. 31, 2010 Variable-Rate Bonds [Member] 2009 Series A, Due 2039 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 6.10% 1999 Series A, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.95% 1999 Series C, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.55% 1999 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.45% 2003 Series C, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2003 Series D, Due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.80% 2003 Series E, Due 2038 (Rate Resets In 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.25% 2004 Series A, Due 2034 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 5.00% 2004 Series B, Due 2033 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.85% 2005 Series A, Due 2035 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Market Value [Member]	Dec. 31, 2010 Fixed-Rate Bonds [Member] 4.75% 2006 Series A, Due 2036 [Member] Market Value [Member]
Debt Instrument [Line Items]
Notes payable						$ 200,000			$ 200,000	$ 200,000			$ 125,000	$ 125,000	$ 125,000				$ 125,000			$ 75,000	$ 75,000				$ 25,000	$ 25,000				$ 25,000	$ 25,000				$ 25,000	$ 25,000				$ 7,500	$ 7,500			$ 605,413	$ 679,966
Notes payable, fair value disclosure							201,560				204,312	214,666				128,673	125,325			143,074				96,340	99,968				30,199	30,295				31,932	32,063				31,648	33,211				8,510	8,956
Unamortized discount			(3,360)	(3,502)																																																																			(2,087)	(2,534)
Line of credit facility, amount outstanding	109,000																																																109,000
Line of credit facility, fair value																																																		109,000
Unsecured debt																																																																	517,695	517,553							50,000	50,000			50,000	50,000			50,000	50,000			50,000	50,000			12,410	12,410			14,320	14,320			8,270	8,270			30,000	30,000			20,000	20,000			15,000	15,000			65,000	65,000			31,200	31,200			100,000	100,000			24,855	24,855
Unsecured Debt Fair Value																																																																											50,000	50,000			50,000	50,000			50,000	50,000			50,000	50,000			12,410	11,968			14,449	13,594			8,253	7,468			31,332	31,547			19,583	17,474			15,634	15,436			64,291	58,574			30,283	27,295			94,836	84,485			23,179	20,518
NPL																																																																			21,368	2,242
NPL long-term debt fair value																																																																					21,380	2,473
Long-term debt, gross			1,253,476	1,199,761
Less: current maturities	(322,618)	(75,080)	(322,618)	(75,080)
Long-term debt, less current maturities	$ 930,858	$ 1,124,681	$ 930,858	$ 1,124,681
Debt instrument interest rate					8.38%			7.63%					4.45%					6.10%			8.00%					7.59%					7.78%					7.92%					6.76%														6.10%	5.95%	5.55%	5.45%	5.25%	5.80%	5.25%	5.00%	4.85%	4.75%
Debt instrument due date					2011			2012					2020					2041			2026					2017					2022										2027							2012			2028	2038	2038	2039	2038	2038	2038	2038	2038	2038	2034	2033	2035	2036
Debt instrument rate reset																																																										2013		2013

Long-Term Debt (Summary Of Effective Interest Rates On Variable-Rate IDRBs) (Details)	Dec. 31, 2011	Dec. 31, 2010
2003 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.83%	1.20%
2008 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.62%	2.72%
2009 Series A, Due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.56%	2.68%
Tax-Exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.22%	1.18%

Long-Term Debt (Estimated Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 322,618
2013	17,805
2014	1,271
2015	1,084
2016

Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt expiration date	May 2012
Working capital purposes	$ 150
Current borrowing capacity	0
Maximum borrowing capacity	300
Line Of Credit Facility, Due On May 2012 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Self insured retention amount associated with general liability claims	$ 1
Additional self-insured retention amount of general liability	$ 5

Pension And Other Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Matching contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Maximum contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years	5
Interest rate earned on deferred compensation	150.00%
Increments of changes to the discount rate, basis points	25
Estimated increase in pension expense	$ 7.5
Future estimated funding amount	47
Future estimated funding amount of retirement plan	$ 46
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	7.50%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	5.00%

Pension And Other Postretirement Benefits (Cost Of Retirement Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Postretirement Benefits [Abstract]
Employee Investment Plan cost	$ 4,626	$ 4,583	$ 4,511

Pension And Other Postretirement Benefits (Schedule Of Allocation Of Plan Assets) (Details)	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Equity securities, minimum	59.00%
Equity securities, maximum	71.00%
Debt securities, minimum	31.00%
Debt securities, maximum	37.00%
Other, maximum	5.00%

Pension And Other Postretirement Benefits (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Postretirement Benefits [Abstract]
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%

Pension And Other Postretirement Benefits (Schedule Of Amounts Recognized In Balance Sheet And Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (135,492)	[1]	$ (9,058)	[1]	$ (26,448)	[1]
Beginning balance	505,851
Ending balance	547,749		505,851
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Market Value of Plan Assets	521,829		475,931		392,975
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	662,134		606,276
Service cost	17,725		16,932		15,390
Interest cost	37,276		35,614		34,527
Actuarial loss (gain)	(127,651)	[1]	(10,994)	[1]	(21,054)	[1]
Benefits paid	(26,486)		(24,368)
Benefit obligation at end of year (PBO/PBO/APBO)	780,571		662,134		606,276
Beginning balance	476,011
Actual return on plan assets	2,384		53,224
Employer contributions	70,000		54,100
Benefits paid	(26,486)		(24,368)
Ending balance	517,795		476,011
Funded status at year end	(258,742)		(186,203)
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	31,860		35,339
Service cost	217		372		195
Interest cost	1,766		2,045		2,065
Actuarial loss (gain)	(2,427)	[1]	3,480	[1]	(3,785)	[1]
Benefits paid	(2,443)		(2,416)
Benefit obligation at end of year (PBO/PBO/APBO)	33,827		31,860		35,339
Employer contributions	2,443		2,416
Benefits paid	(2,443)		(2,416)
Funded status at year end	(33,827)		(31,860)
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Market Value of Plan Assets	29,944		29,640		25,511
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	46,765		42,322
Service cost	858		856		729
Interest cost	2,631		2,491		2,370
Actuarial loss (gain)	(5,414)	[1]	(1,544)	[1]	(1,609)	[1]
Benefits paid	(907)		(1,536)
Benefit obligation at end of year (PBO/PBO/APBO)	52,182		46,765		42,322
Beginning balance	29,840
Actual return on plan assets	(200)		3,181
Employer contributions	904		1,348
Benefits paid	(907)		(1,536)
Ending balance	29,954		29,840
Funded status at year end	(22,238)		(17,125)
Benefit Obligation [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Benefit Obligation [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Benefit Obligation [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Change In Plan Assets [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(26,486)		(24,368)
Benefits paid	(26,486)		(24,368)
Change In Plan Assets [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(2,443)		(2,416)
Benefits paid	(2,443)		(2,416)
Change In Plan Assets [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(400)		(400)
Benefits paid	(400)		(400)
Change In Benefit Obligation [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	89,922		27,680
Change In Benefit Obligation [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	2,427		(3,480)
Change In Benefit Obligation [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ 2,835		$ 2,632

[1]	amounts initially recognized in other comprehensive income

Pension And Other Postretirement Benefits (Schedule Of Accumulated Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 699,269	$ 590,811
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 32,695	$ 30,725

Pension And Other Postretirement Benefits (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 30.5
2013	32.1
2014	33.8
2015	35.6
2016	37.6
2017-2021	220.4
Retiree Welfare [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2.5
2013	2.6
2014	2.8
2015	2.9
2016	3
2017-2021	15.9
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2.5
2013	2.5
2014	2.4
2015	2.4
2016	2.4
2017-2021	$ 11.8

Pension And Other Postretirement Benefits (Schedule Of Net Periodic Benefit Cost And Weighted Average Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs (credits)			$ (2)	[1]
Discount rate	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	17,725	16,932	15,390
Interest cost	37,276	35,614	34,527
Expected return on plan assets	(40,114)	(36,538)	(35,221)
Amortization of prior service costs (credits)			(2)	[1]
Amortization of net actuarial loss	14,348	10,478	4,253
Net periodic benefit cost	29,235	26,486	18,947
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	217	372	195
Interest cost	1,766	2,045	2,065
Amortization of prior service costs (credits)
Amortization of net actuarial loss	631	1,155	909
Net periodic benefit cost	2,614	3,572	3,169
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	858	856	729
Interest cost	2,631	2,491	2,370
Expected return on plan assets	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)
Amortization of transition obligation	867	867	867
Amortization of net actuarial loss	590	489	434
Net periodic benefit cost	2,567	2,610	$ 2,797
Net Benefit Cost [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%
Net Benefit Cost [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%
Net Benefit Cost [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%

[1]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Pension And Other Postretirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized In Net Periodic Benefit Cost And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	$ 135,492	[1]	$ 9,058	[1]	$ 26,448	[1]
Amortization of prior service credit					2	[2]
Amortization of transition obligation	(867)	[2]	(867)	[2]	(867)	[2]
Amortization of net actuarial loss	(15,569)	[2]	(12,122)	[2]	(5,596)	[2]
Regulatory adjustment	(105,931)	[2]	(652)	[2]	(15,431)	[2]
Recognized in other comprehensive (income) loss	13,125		(4,583)		4,556
Net period benefit costs recognized in net income	34,416		32,668		24,913
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	47,541		28,085		29,469
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	127,651	[1]	10,994	[1]	21,054	[1]
Amortization of prior service credit					2	[2]
Amortization of net actuarial loss	(14,348)	[2]	(10,478)	[2]	(4,253)	[2]
Regulatory adjustment	(101,974)	[2]	(464)	[2]	(15,123)	[2]
Recognized in other comprehensive (income) loss	11,329		52		1,680
Net period benefit costs recognized in net income	29,235		26,486		18,947
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	40,564		26,538		20,627
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	2,427	[1]	(3,480)	[1]	3,785	[1]
Amortization of prior service credit
Amortization of net actuarial loss	(631)	[2]	(1,155)	[2]	(909)	[2]
Recognized in other comprehensive (income) loss	1,796		(4,635)		2,876
Net period benefit costs recognized in net income	2,614		3,572		3,169
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	4,410		(1,063)		6,045
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	5,414	[1]	1,544	[1]	1,609	[1]
Amortization of prior service credit
Amortization of transition obligation	(867)	[2]	(867)	[2]	(867)	[2]
Amortization of net actuarial loss	(590)	[2]	(489)	[2]	(434)	[2]
Regulatory adjustment	(3,957)	[2]	(188)	[2]	(308)	[2]
Net period benefit costs recognized in net income	2,567		2,610		2,797
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,567		$ 2,610		$ 2,797

[1]	amounts initially recognized in other comprehensive income
[2]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Pension And Other Postretirement Benefits (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 547,749,000		$ 505,851,000
Fair value of plan assets, including investment contracts	552,701,000	[1]	511,193,000	[1]
Amounts not included in funded status table	928,000		5,600,000
Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	317,209,000	[2]	301,087,000	[2]
Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130,267,000	[3]	107,295,000	[3]
Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,273,000	[4]	97,469,000	[4]
Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,465,000		11,445,000
Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,652,000		4,413,000
Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,055,000		36,649,000
Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,276,000		35,657,000
Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,537,000		27,981,000
Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,868,000		19,904,000
Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,941,000		34,536,000
Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,161,000		16,436,000
Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,950,000		21,241,000
Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,956,000		4,651,000
Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,755,000		12,569,000
Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,000		50,000
Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,488,000		14,471,000
Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,688,000		17,739,000
Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71,666,000		64,228,000
Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,219,000		2,509,000
Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,558,000		21,246,000
Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,902,000		11,380,000
Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,000		(53,000)
Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43,658,000		40,480,000
Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,691,000		10,204,000
State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	965,000		646,000
Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,273,000		97,469,000
Guaranteed Investment Contracts/Guaranteed Annuity Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,952,000	[5]	5,342,000	[5]
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	517,795,000		476,011,000
Fair value of plan assets, including investment contracts	522,747,000	[1]	481,353,000	[1]
Amounts not included in funded status table	918,000		5,400,000
Qualified Retirement Plan [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	295,762,000	[2]	279,368,000	[2]
Qualified Retirement Plan [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124,738,000	[3]	102,254,000	[3]
Qualified Retirement Plan [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,295,000	[4]	94,389,000	[4]
Qualified Retirement Plan [Member] | Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,332,000		11,083,000
Qualified Retirement Plan [Member] | Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,425,000		4,273,000
Qualified Retirement Plan [Member] | Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,806,000		35,491,000
Qualified Retirement Plan [Member] | Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,080,000		34,530,000
Qualified Retirement Plan [Member] | Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,808,000		27,097,000
Qualified Retirement Plan [Member] | Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,070,000		19,275,000
Qualified Retirement Plan [Member] | Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,052,000		33,445,000
Qualified Retirement Plan [Member] | Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,473,000		15,917,000
Qualified Retirement Plan [Member] | Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,417,000		20,570,000
Qualified Retirement Plan [Member] | Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,779,000		4,504,000
Qualified Retirement Plan [Member] | Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,257,000		12,172,000
Qualified Retirement Plan [Member] | Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,000		48,000
Qualified Retirement Plan [Member] | Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,969,000		14,014,000
Qualified Retirement Plan [Member] | Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,192,000		17,178,000
Qualified Retirement Plan [Member] | Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57,512,000		49,994,000
Qualified Retirement Plan [Member] | Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,064,000		2,430,000
Qualified Retirement Plan [Member] | Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,769,000		20,575,000
Qualified Retirement Plan [Member] | Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,727,000		11,020,000
Qualified Retirement Plan [Member] | Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,000		(51,000)
Qualified Retirement Plan [Member] | Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,361,000		39,201,000
Qualified Retirement Plan [Member] | Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,447,000		8,230,000
Qualified Retirement Plan [Member] | State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	936,000		626,000
Qualified Retirement Plan [Member] | Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,295,000		94,389,000
Qualified Retirement Plan [Member] | Guaranteed Investment Contracts/Guaranteed Annuity Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,952,000	[5]	5,342,000	[5]
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,954,000		29,840,000
Fair value of plan assets, including investment contracts	29,954,000	[1]	29,840,000	[1]
Amounts not included in funded status table	10,000		200,000
PBOP [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,447,000	[2]	21,719,000	[2]
PBOP [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,529,000	[3]	5,041,000	[3]
PBOP [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,978,000	[4]	3,080,000	[4]
PBOP [Member] | Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133,000		362,000
PBOP [Member] | Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	227,000		140,000
PBOP [Member] | Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,249,000		1,158,000
PBOP [Member] | Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,196,000		1,127,000
PBOP [Member] | Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	729,000		884,000
PBOP [Member] | Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	798,000		629,000
PBOP [Member] | Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	889,000		1,091,000
PBOP [Member] | Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	688,000		519,000
PBOP [Member] | Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	533,000		671,000
PBOP [Member] | Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177,000		147,000
PBOP [Member] | Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	498,000		397,000
PBOP [Member] | Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000		2,000
PBOP [Member] | Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	519,000		457,000
PBOP [Member] | Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	496,000		561,000
PBOP [Member] | Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,154,000		14,234,000
PBOP [Member] | Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	155,000		79,000
PBOP [Member] | Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	789,000		671,000
PBOP [Member] | Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175,000		360,000
PBOP [Member] | Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			(2,000)
PBOP [Member] | Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,297,000		1,279,000
PBOP [Member] | Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,244,000		1,974,000
PBOP [Member] | State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,000		20,000
PBOP [Member] | Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,978,000		$ 3,080,000

[1]	(5) The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.
[2]	(1) Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year. The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
[3]	(2) The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type. The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.
[4]	(3) Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing. The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include: • Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries • Diversification by country, limiting exposure in any one country • Emerging markets
[5]	(4) The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

Pension And Other Postretirement Benefits (Schedule Of Effect Of Significant Unobservable Inputs) (Details) (Commingled Equity Funds [Member], Level 3-Significant Unobservable Inputs [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 97,469	$ 77,879
Actual return on plan assets, Relating to assets still held at the reporting date	(8,442)	13,090
Actual return on plan assets, Relating to assets sold during the period	246
Purchases	12,000	6,500
Sales	(1,000)
Settlements
Transfers in and/or out of Level 3
Ending balance	$ 100,273	$ 97,469

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2009	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Options, maximum term, years	ten
Weighted-average remaining contractual life of outstanding options, years	3.4
Total grant date fair value of options vested		$ 405,000
Cash received from exercise of stock options	5,400,000
Tax benefit realized from exercise of stock options	$ 702,000
Percentage of restricted stock/units vested during first year	40
Percentage of restricted stock/units vested during second and third years	30
Average grant date fair value of performance shares and restricted stock units granted		$ 24.46	$ 29.04

Stock-Based Compensation (Schedule Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Stock-based compensation expense, net of related tax benefits	$ 7,262	$ 5,874	$ 5,194
Stock-based compensation related tax benefits	$ 4,451	$ 3,600	$ 3,184

Stock-Based Compensation (Schedule Of Stock Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Number of options, Beginning balance	369,000	651,000	731,000
Weighted-average exercise price, Beginning balance	$ 28.04	$ 27.49	$ 27.12
Number of options, Exercised during the year	(192,000)	(273,000)	(66,000)
Weighted-average exercise price, Exercised during the year	$ 28.75	$ 26.67	$ 23.18
Number of options, Forfeited or expired during the year		(9,000)	(14,000)
Weighted-average exercise price, Forfeited or expired during the year		$ 29.51	$ 28.88
Number of options, Ending balance	177,000	369,000	651,000
Weighted-average exercise price, Ending balance	$ 27.28	$ 28.04	$ 27.49

Stock-Based Compensation (Schedule Of Aggregate Intrinsic Value Of Outstanding And Exercisable Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Outstanding and exercisable	$ 2,697	$ 3,186	$ 1,695
Exercised	$ 1,949	$ 1,689	$ 294

Stock-Based Compensation (Summary Of Market Prices Of Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Market value of Southwest Gas stock	$ 42.49	$ 36.67	$ 28.53

Stock-Based Compensation (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
$20.49 to $23.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 20.49
Range of Exercise Price, Upper limit	$ 23.4
Number outstanding	52
Weighted-average remaining contractual life, years	2.1
Weighted-average exercise price	$ 22.45
$24.50 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 24.5
Range of Exercise Price, Upper limit	$ 26.1
Number outstanding	58
Weighted-average remaining contractual life, years	3.3
Weighted-average exercise price	$ 25.81
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Number outstanding	67
Weighted-average remaining contractual life, years	4.5
Weighted-average exercise price	$ 32.29

Stock-Based Compensation (Schedule Of Nonvested Performance And Restricted Stock Unit Plans) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	366
Weighted-average grant date fair value, Beginning balance	$ 27.54
Nonvested, Number of Units, Granted	125
Weighted-average grant date fair value, Granted	$ 37.87
Nonvested, Number of Units, Dividends	11
Weighted-average grant date fair value, Dividends
Nonvested, Number of Units, Forfeited or expired	(4)
Weighted-average grant date fair value, Forfeited or expired	$ 30.11
Nonvested, Number of Units, Vested and issued	(137)	[1]
Weighted-average grant date fair value, Vested and issued	$ 29.52	[1]
Nonvested/unissued, Number of Units, Ending balance	361
Weighted-average grant date fair value, Ending balance	$ 30.66
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	170
Weighted-average grant date fair value, Beginning balance	$ 27.42
Nonvested, Number of Units, Granted	92
Weighted-average grant date fair value, Granted	$ 37.87
Nonvested, Number of Units, Dividends	5
Weighted-average grant date fair value, Dividends
Nonvested, Number of Units, Forfeited or expired	(2)
Weighted-average grant date fair value, Forfeited or expired	$ 30.5
Nonvested, Number of Units, Vested and issued	(89)	[1]
Weighted-average grant date fair value, Vested and issued	$ 28.45	[1]
Nonvested/unissued, Number of Units, Ending balance	176
Weighted-average grant date fair value, Ending balance	$ 32.65

[1]	*Includes shares converted for taxes and retiree payouts.

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Federal net operating loss carryforward	$ 169,000,000
Federal general business credit carryforward	231,000
Federal net operating loss carryforwards and general business credit carryforward, expiration year	2031
Net capital loss carryforward	323,000
Charitable contribution carryforward	$ 742,000
Net capital loss and charitable contribution carryforward, expiration year	2016

Income Taxes (Summary Of Tax-Related Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Tax-related interest income	$ 100	$ 500	$ 200

Income Taxes (Tax-Related Interest Receivable And Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax-related interest receivable (payable)	$ 6	$ (100)

Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 1,445	$ 1,445
Gross increases-tax positions in prior period
Gross decreases-tax positions in prior period
Gross increases-current period tax positions
Gross decreases-current period tax positions
Settlements
Lapse of statute of limitations	(1,445)
Unrecognized tax benefits at end of year		$ 1,445

Income Taxes (Summary Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal	$ (265)	$ 4,204	$ (1,020)
State	2,122	4,442	3,101
Income tax expense (benefit), current	1,857	8,646	2,081
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426
Total deferred income tax expense	61,446	46,279	42,836
Total income tax expense	$ 63,303	$ 54,925	$ 44,917

Income Taxes (Significant Components Of Deferred Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 62,314	$ 47,147	$ 43,704
Deferred ITC, net	(868)	(868)	(868)
Total deferred income tax expense	61,446	46,279	42,836
Property-Related Items [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	51,710	43,420	46,201
Purchased Gas Cost Adjustments [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	(92)	(315)	(4,167)
Employee Benefits [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	11,766	8,753	(452)
All Other Deferred [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ (1,070)	$ (4,711)	$ 2,122

Income Taxes (Consolidated Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	2.70%	2.80%	2.50%
Property-related items	0.20%	0.20%	0.20%
Effect of income tax settlements	(0.90%)	(0.30%)	(0.20%)
Tax credits	(0.60%)	(0.50%)	(0.70%)
Company owned life insurance	(0.10%)	(2.30%)	(2.50%)
All other differences	(0.10%)	(0.20%)	(0.30%)
Consolidated effective income tax rate	36.20%	34.70%	34.00%

Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred income taxes for future amortization of ITC	$ 3,743	$ 4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)
Deferred tax assets, total	133,164	66,158
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094
Deferred tax liabilities, total	636,847	524,740
Net deferred tax liabilities	503,683	458,582
Current	(53,435)	(8,046)
Noncurrent	$ 557,118	$ 466,628

Derivatives And Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Natural gas portfolios, minimum % rate	25.00%
Natural gas portfolios, maximum % rate	35.00%
Maturities of natural gas swaps, minimum	January 2012
Maturities of natural gas swaps, maximum	March 2014
Retirement of long-term debt	$ 330,473	$ 3,327	$ 15,654
Paid to counterparties	17,283	16,574	19,661
May 2012 [Member]
Derivative [Line Items]
Debt maturing date	May 2012
Retirement of long-term debt	200,000
February 2011 [Member]
Derivative [Line Items]
Debt maturing date	February 2011
Retirement of long-term debt	200,000
Notes, 4.45%, Due 2020 [Member]
Derivative [Line Items]
Notes payable	$ 125,000
Debt instrument interest rate	4.45%
Issuance of fixed rate debt (in years)	10

Derivatives And Fair Value Measurements (Notional Amounts Under Swaps Contracts) (Details)	Dec. 31, 2011 Mmbtu	Dec. 31, 2010 Mmbtu
Derivatives And Fair Value Measurements [Abstract]
Contract notional amounts	10,827,000	14,207,000

Derivatives And Fair Value Measurements (Amount Of Gain Or (Loss) Recognized In Income On Derivative) (Details) (Swaps Contracts [Member], Net Cost Of Gas Sold [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Swaps Contracts [Member] | Net Cost Of Gas Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) recognized in income on derivative	$ (18,201)		$ (27,690)		$ (4,391)
Amount of gain or (loss) recognized in income on derivative	18,201	[1]	27,690	[1]	4,391	[1]
Amount of gain or (loss) recognized in income on derivative, total

[1]	Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Derivatives And Fair Value Measurements (Summary Of FSIRS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Notional amount	$ 100
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	Mar 20, 2012

Derivatives And Fair Value Measurements (Gains (Losses) On Derivatives In Cash Flow Hedging) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives And Fair Value Measurements [Abstract]
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$ (17,958)	$ (6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative		(11,691)
Amount of gain (loss) on FSIRS recognized in other comprehensive income on derivative	$ (17,958)	$ (18,446)

Derivatives And Fair Value Measurements (Fair Values Of Swaps And FSIRS In Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		$ 721
Liability derivatives not designated as hedging instruments	(11,743)	(11,547)
Net total not designated as hedging instruments	(11,743)	(10,826)
Swaps [Member] | Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		656
Net total not designated as hedging instruments		656
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		65
Liability derivatives not designated as hedging instruments	(11,122)	(11,547)
Net total not designated as hedging instruments	(11,122)	(11,482)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives not designated as hedging instruments	(621)
Net total not designated as hedging instruments	(621)
FSIRS [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives designated as hedging instruments	(24,713)
Net total designated as hedging instruments	(24,713)
FSIRS [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives designated as hedging instruments		(6,755)
Net total designated as hedging instruments		$ (6,755)

Derivatives And Fair Value Measurements (Paid To And Received From Counterparties For Settlements Of Matured Swaps) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives And Fair Value Measurements [Abstract]
Paid to counterparties	$ 17,283	$ 16,574	$ 19,661
Received from counterparties		$ 831

Derivatives And Fair Value Measurements (Regulatory Assets/Liabilities Offsetting the Amounts In The Balance Sheet) (Details) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 621
Prepaids And Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	11,122	11,482
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ (656)

Derivatives And Fair Value Measurements (Significant Other Observable Inputs) (Details) (Level 2-Significant Other Observable Inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (36,456)	$ (17,581)
FSIRS [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(24,713)
FSIRS [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		(6,755)
Swaps [Member] | Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		656
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(11,122)	(11,482)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (621)

Segment Information (Accounts Receivable For Services) (Details) (NPL Services [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
NPL Services [Member]
Accounts receivable for NPL services	$ 6,205	$ 8,111

Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Interest expense total														$ 77,589	$ 83,001
Revenues from unaffiliated customers													1,795,067	1,769,120	1,841,250
Intersegment sales													92,121	61,251	52,574
Total operating revenues	517,651	352,592	388,505	628,440	468,112	307,683	385,825	668,751	498,805	317,509	387,648	689,862	1,887,188	1,830,371	1,893,824
Interest revenue													485	194	271
Interest expense													69,602	75,677	75,270
Depreciation and amortization													200,469	190,463	190,082
Income tax expense													63,303	54,925	44,917
Segment net income													112,287	103,877	87,482
Segment assets	4,276,007				3,984,193				3,906,292				4,276,007	3,984,193	3,906,292
Capital expenditures													380,991	215,439	216,985
Gas Operations [Member]
Segment Reporting Information [Line Items]
Interest expense total														77,025	81,822
Revenues from unaffiliated customers													1,403,366	1,511,907	1,614,843
Total operating revenues													1,403,366	1,511,907	1,614,843
Interest revenue													465	158	189
Interest expense													68,777
Depreciation and amortization													175,253	170,456	166,850
Income tax expense													49,576	47,073	40,451
Segment net income													91,420	91,382	79,420
Segment assets	4,048,613				3,845,111				3,782,913				4,048,613	3,845,111	3,782,913
Capital expenditures													305,542	188,379	212,919
Construction Services [Member]
Segment Reporting Information [Line Items]
Interest expense total														564	1,179
Revenues from unaffiliated customers													391,701	257,213	226,407
Intersegment sales													92,121	61,251	52,574
Total operating revenues													483,822	318,464	278,981
Interest revenue													20	36	82
Interest expense													825
Depreciation and amortization													25,216	20,007	23,232
Income tax expense													13,727	7,852	4,466
Segment net income													20,867	12,495	8,062
Segment assets	227,394				139,082				124,755				227,394	139,082	124,755
Capital expenditures													$ 75,449	$ 27,060	$ 4,066

Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																								12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Operating revenues	$ 517,651		$ 352,592		$ 388,505		$ 628,440		$ 468,112		$ 307,683		$ 385,825		$ 668,751		$ 498,805		$ 317,509		$ 387,648		$ 689,862		$ 1,887,188	$ 1,830,371	$ 1,893,824
Operating income	101,924		1,253		20,568		126,335		86,170		184		24,031		121,732		90,455		522		14,685		102,729		250,080	232,117	208,391
Net income (loss)	$ 55,324		$ (15,641)		$ 4,055		$ 68,549		$ 44,985		$ (4,823)		$ (933)		$ 64,648		$ 46,392		$ (8,297)		$ (594)		$ 49,981		$ 112,287	$ 103,877	$ 87,482
Basic earnings (loss) per common share	$ 1.2	[1]	$ (0.34)	[1]	$ 0.09	[1]	$ 1.5	[1]	$ 0.99	[1]	$ (0.11)	[1]	$ (0.02)	[1]	$ 1.43	[1]	$ 1.03	[1]	$ (0.18)	[1]	$ (0.01)	[1]	$ 1.13	[1]	$ 2.45	$ 2.29	$ 1.95
Diluted earnings (loss) per common share	$ 1.19	[1]	$ (0.34)	[1]	$ 0.09	[1]	$ 1.48	[1]	$ 0.98	[1]	$ (0.11)	[1]	$ (0.02)	[1]	$ 1.42	[1]	$ 1.02	[1]	$ (0.18)	[1]	$ (0.01)	[1]	$ 1.12	[1]	$ 2.43	$ 2.27	$ 1.94

[1]	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.